Schedule of Investments (unaudited)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,777	$1,401,509
4.65%, 10/01/28 (Call 07/01/28)	1,899	1,819,695
4.75%, 03/30/30 (Call 12/30/29)	2,747	2,593,857
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,368	1,967,762
2.60%, 08/01/31 (Call 05/01/31)(a)	3,309	2,734,577
4.20%, 06/01/30 (Call 03/01/30)(a)	2,431	2,274,819
		12,792,219
Aerospace & Defense — 1.3%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	4,691	3,675,415
3.40%, 04/15/30 (Call 01/15/30)(b)	6,100	5,428,785
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a).	4,352	3,696,058
3.20%, 03/01/29 (Call 12/01/28)	5,257	4,622,104
3.25%, 02/01/28 (Call 12/01/27)(a)	2,870	2,613,594
3.25%, 03/01/28 (Call 12/01/27)	2,374	2,112,515
3.45%, 11/01/28 (Call 08/01/28)	2,514	2,256,144
3.63%, 02/01/31 (Call 11/01/30)(a)	6,691	5,896,905
5.15%, 05/01/30 (Call 02/01/30)(a)	20,276	19,781,894
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)(a)	2,230	1,895,511
3.63%, 04/01/30 (Call 01/01/30)(a)	4,819	4,553,122
3.75%, 05/15/28 (Call 02/15/28)	4,296	4,125,710
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	3,039	2,364,353
2.90%, 12/15/29 (Call 09/15/29)	1,985	1,709,094
4.40%, 06/15/28 (Call 03/15/28)	8,196	7,921,974
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,837	1,518,521
3.90%, 06/15/32 (Call 03/15/32)(a)	2,672	2,537,425
5.25%, 01/15/33	3,000	3,121,014
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	9,293	8,620,296
4.40%, 05/01/30 (Call 02/01/30)	4,073	3,991,274
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	255	295,867
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	4,713	3,751,991
2.25%, 07/01/30 (Call 04/01/30)(a)	4,759	3,996,051
2.38%, 03/15/32 (Call 12/15/31)	4,680	3,840,353
4.13%, 11/16/28 (Call 08/16/28)	15,991	15,496,566
6.70%, 08/01/28(a)	290	311,316
7.50%, 09/15/29	570	649,264
		120,783,116
Agriculture — 1.1%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	8,125	6,159,757
3.40%, 05/06/30 (Call 02/06/30)	3,553	3,052,446
4.80%, 02/14/29 (Call 11/14/28)(a)	9,001	8,639,773
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	3,761	3,269,652
3.25%, 03/27/30 (Call 12/27/29)	4,656	4,241,807
5.94%, 10/01/32(a)	130	141,153
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	7,903	6,624,974
2.73%, 03/25/31 (Call 12/25/30)	6,081	4,789,069
3.46%, 09/06/29 (Call 06/06/29)	2,678	2,290,353
Security	Par (000)	Value

Agriculture (continued)
4.74%, 03/16/32 (Call 12/16/31)(a)	$6,354	$5,754,657
4.91%, 04/02/30 (Call 01/02/30)	4,916	4,538,733
7.75%, 10/19/32 (Call 07/19/32)	580	639,042
BAT International Finance PLC, 4.45%, 03/16/28
(Call 02/16/28)	5,110	4,759,012
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)(a)	4,824	4,005,169
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	2,705	2,121,687
2.13%, 04/23/30 (Call 01/23/30)(b)	3,744	3,102,769
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	5,061	4,044,533
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,768	2,528,994
4.00%, 06/22/32 (Call 03/22/32)(b)	3,035	2,821,404
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	1,795	1,817,679
Imperial Brands Finance PLC, 3.88%, 07/26/29
(Call 04/26/29)(b)	4,417	3,809,223
JT International Financial Services BV, 6.88%, 10/24/32
(Call 07/24/32)(a)(b)	1,300	1,384,257
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,485	2,729,192
2.10%, 05/01/30 (Call 02/01/30)	3,811	3,084,350
3.13%, 03/02/28 (Call 12/02/27)(a)	1,937	1,758,521
3.38%, 08/15/29 (Call 05/15/29)	3,377	3,030,971
5.63%, 11/17/29 (Call 09/17/29)	7,305	7,428,847
5.75%, 11/17/32	5,990	6,168,359
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(b)	3,125	2,371,363
5.25%, 04/21/32 (Call 01/21/32)(a)(b)	1,315	1,161,456
		108,269,202
Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	16,292	15,443,206
Southwest Airlines Co., 2.63%, 02/10/30
(Call 11/10/29)	2,578	2,150,275
		17,593,481
Apparel — 0.2%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	7,153	6,427,700
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	3,900	3,405,094
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	2,859	2,212,262
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	3,850	3,227,612
		15,272,668
Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.80%, 01/13/31(a)	948	759,021
2.00%, 03/24/28(a)	3,222	2,791,167
2.25%, 01/12/29(a)	2,915	2,523,032
3.50%, 02/15/28	2,208	2,071,511
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	2,510	2,205,403
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(b)	2,377	1,879,751
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	2,445	2,047,186
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	3,320	3,078,390
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	2,390	2,164,534
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,805	2,655,689
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	2,539	2,411,406
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	4,656	4,441,103
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	4,303	3,439,218
7.13%, 03/01/28(a)	110	121,502

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC
2.45%, 03/02/31(a)(b)	$2,122	$1,735,992
2.63%, 03/10/30(b)	1,867	1,581,988
3.10%, 08/15/29(a)(b)	2,270	2,001,678
4.30%, 02/22/29(a)(b)	2,035	1,937,716
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(a)(b)	3,370	2,822,274
2.50%, 12/14/31(a)(b)	3,885	3,013,036
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)(a)	4,192	4,026,846
5.40%, 10/15/29 (Call 08/15/29)	2,070	1,997,517
5.60%, 10/15/32 (Call 07/15/32)(a)	5,525	5,310,148
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	4,649	3,590,682
2.40%, 04/10/28 (Call 02/10/28)(a)	5,362	4,526,075
2.40%, 10/15/28 (Call 08/15/28)	4,475	3,729,338
2.70%, 06/10/31 (Call 03/10/31)	4,817	3,781,812
3.10%, 01/12/32 (Call 10/12/31)(a)	5,884	4,720,269
3.60%, 06/21/30 (Call 03/21/30)	5,110	4,382,578
3.85%, 01/05/28 (Call 10/05/27)	2,578	2,352,792
4.30%, 04/06/29 (Call 02/06/29)	3,755	3,439,527
5.65%, 01/17/29 (Call 10/17/28)(a)	3,016	2,969,993
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)(a)	5,405	4,712,296
Hyundai Capital America
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	2,788	2,278,102
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	4,433	3,588,158
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	3,510	2,837,185
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,338	3,409,149
Mercedes-Benz Finance North America LLC
3.75%, 02/22/28(a)(b)	4,162	3,902,481
8.50%, 01/18/31(a)	7,293	8,969,502
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28
(Call 07/15/28)(b)	2,376	1,829,257
Nissan Motor Acceptance Corp., 2.75%, 03/09/28
(Call 01/09/28)(a)(b)	3,560	2,863,698
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(Call 06/17/30)(b)	11,719	10,174,492
Stellantis Finance U.S. Inc.
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	4,877	3,766,424
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	3,000	2,988,251
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	3,060	3,052,872
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	2,808	2,373,457
2.76%, 07/02/29(a)	2,087	1,863,122
3.67%, 07/20/28	2,253	2,147,830
Toyota Motor Credit Corp.
1.65%, 01/10/31	2,558	2,035,307
1.90%, 04/06/28(a)	3,233	2,827,374
1.90%, 09/12/31	3,727	2,966,758
2.15%, 02/13/30(a)	3,729	3,163,882
2.40%, 01/13/32(a)	400	331,579
3.05%, 01/11/28(a)	2,073	1,938,679
3.38%, 04/01/30	4,284	3,931,355
3.65%, 01/08/29(a)	2,276	2,156,396
4.45%, 06/29/29(a)	4,765	4,711,970
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(b)	2,736	2,413,200
4.60%, 06/08/29 (Call 04/08/29)(b)	2,015	1,913,471
4.75%, 11/13/28(a)(b)	5,155	4,993,397
		184,648,818
Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	$1,199	$1,117,004
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)(a)	3,535	2,973,642
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	2,000	1,535,632
3.50%, 05/30/30 (Call 02/28/30)(a)	1,714	1,460,173
4.25%, 05/15/29 (Call 02/15/29)(a)	1,814	1,650,620
Magna International Inc., 2.45%, 06/15/30
(Call 03/15/30)	3,860	3,215,578
Toyota Industries Corp., 3.57%, 03/16/28
(Call 12/16/27)(b)	200	186,258
		12,138,907
Banks — 21.8%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28)(a)(b)(c)	4,485	3,635,606
3.32%, 03/13/37 (Call 12/13/31)(b)(c)	4,455	3,226,827
ANZ New Zealand Int’l Ltd./London
2.55%, 02/13/30(b)	2,663	2,216,009
3.45%, 01/21/28(a)(b)	1,685	1,547,704
ASB Bank Ltd.
2.38%, 10/22/31(b)	1,726	1,363,639
5.28%, 06/17/32 (Call 06/17/27)(b)(c)	1,990	1,868,167
Australia & New Zealand Banking Group Ltd., 2.57%,
11/25/35 (Call 11/25/30)(b)(c)	6,273	4,575,254
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	915	757,049
Banco de Credito e Inversiones SA, 2.88%, 10/14/31
(Call 07/14/31)(a)(b)	1,875	1,518,750
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	5,060	3,911,962
Banco Santander Chile, 3.18%, 10/26/31
(Call 07/28/31)(a)(b)	1,650	1,375,688
Banco Santander SA
2.75%, 12/03/30	7,260	5,431,970
2.96%, 03/25/31(a)	3,865	3,046,604
3.23%, 11/22/32 (Call 11/22/31)(c)	4,889	3,642,643
3.31%, 06/27/29(a)	5,047	4,391,233
3.49%, 05/28/30	4,787	4,023,380
3.80%, 02/23/28(a)	4,797	4,371,141
4.38%, 04/12/28(a)	5,946	5,519,676
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(a)(b)(c)	5,670	4,437,896
4.45%, 09/19/28(b)	2,508	2,427,027
9.03%, 03/15/29(a)(b)	1,150	1,298,201
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(c)	13,670	10,657,887
1.92%, 10/24/31 (Call 10/24/30),
(1 day SOFR + 1.370%)(c)	12,534	9,708,286
2.09%, 06/14/29 (Call 06/14/28),
(1 day SOFR + 1.060%)(c)	14,760	12,458,772
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(c)	16,239	12,723,657
2.48%, 09/21/36 (Call 09/21/31)(c)	9,600	7,269,483
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	14,517	11,943,169
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(c)	15,898	12,658,807
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(c)	14,479	11,948,789
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(c)	21,230	17,199,260

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	$9,765	$8,333,108
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(c)	17,762	14,518,204
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	12,398	10,820,973
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	28,412	25,907,573
3.85%, 03/08/37 (Call 03/08/32)(a)(c)	11,435	9,685,682
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(c)	12,351	11,472,773
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(c)	14,626	13,450,919
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(c)	12,517	11,782,767
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(c)	19,035	17,740,154
5.02%, 07/22/33 (Call 07/22/32)(c)	22,275	21,504,700
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(c)	10,115	8,205,613
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32)(c)	6,615	5,036,015
3.80%, 12/15/32 (Call 12/15/27)(a)(c)	5,377	4,762,035
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	2,576	2,165,410
1.65%, 01/28/31 (Call 10/28/30)	1,463	1,145,420
1.80%, 07/28/31 (Call 04/28/31)(a)	2,401	1,861,902
2.50%, 01/26/32 (Call 10/26/31)(a)	2,062	1,689,959
3.00%, 10/30/28 (Call 07/30/28)(a)	2,900	2,592,709
3.30%, 08/23/29 (Call 05/23/29)	4,067	3,666,838
3.40%, 01/29/28 (Call 10/29/27)	4,122	3,859,453
3.85%, 04/28/28(a)	4,608	4,428,705
3.85%, 04/26/29 (Call 02/26/29)	2,145	2,002,074
4.29%, 06/13/33 (Call 06/13/32)(c)	2,910	2,728,915
4.60%, 07/26/30 (Call 07/26/29)(a)(c)	2,655	2,588,467
5.83%, 10/25/33(a)	4,575	4,817,989
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,695	2,245,535
Bank of New Zealand, 2.87%, 01/27/32(b)	990	824,913
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,315	2,636,110
2.45%, 02/02/32(a)	4,240	3,428,023
4.59%, 05/04/37 (Call 02/04/32)(c)	5,700	4,914,994
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	979	907,543
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30),
(1 year CMT + 1.900%)(c)	4,677	3,632,851
2.67%, 03/10/32 (Call 03/10/31)(c)	4,528	3,458,604
2.89%, 11/24/32 (Call 11/24/31)(c)	8,845	6,755,709
3.56%, 09/23/35 (Call 09/23/30)(c)	4,613	3,504,022
4.34%, 01/10/28 (Call 01/10/27)(a)	6,738	6,267,190
4.84%, 05/09/28 (Call 05/07/27)(a)	9,986	9,155,583
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(c)	8,932	8,378,087
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)(c)	7,465	6,723,784
5.75%, 08/09/33 (Call 08/09/32)(a)(c)	4,190	4,013,399
7.44%, 11/02/33	5,000	5,296,462
BNP Paribas SA
2.16%, 09/15/29 (Call 09/15/28),
(1 day SOFR + 1.218%)(b)(c)	7,690	6,238,131
Security	Par (000)	Value

Banks (continued)
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	$6,387	$4,647,064
2.87%, 04/19/32 (Call 04/19/31),
(1 day SOFR + 1.387%)(a)(b)(c)	11,032	8,708,364
3.13%, 01/20/33 (Call 01/20/32),
(1 day SOFR + 1.561%)(a)(b)(c)	7,160	5,690,935
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	6,146	5,399,685
4.40%, 08/14/28(a)(b)	9,742	9,157,400
5.20%, 01/10/30 (Call 01/10/29),
(3 mo. LIBOR US + 2.567%)(b)(c)	4,421	4,229,030
7.75%, (Call 08/16/29)(b)(c)(d)	6,000	5,880,000
BPCE SA
2.28%, 01/20/32 (Call 01/20/31),
(1 day SOFR + 1.312%)(b)(c)	5,942	4,430,623
2.70%, 10/01/29(a)(b)	3,857	3,235,527
3.12%, 10/19/32 (Call 10/19/31),
(1 day SOFR + 1.730%)(a)(b)(c)	4,797	3,504,144
3.25%, 01/11/28(a)(b)	3,448	3,109,224
4.63%, 09/12/28(a)(b)	3,545	3,262,889
5.75%, 07/19/33 (Call 07/19/32)(a)(b)(c)	5,565	5,355,773
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 (Call 03/07/32)(a)	4,200	3,737,370
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1 day SOFR + 1.177%)(c)	8,730	6,859,881
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(c)	14,583	11,662,876
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(c)	16,785	13,756,066
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(c)	11,179	9,279,472
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(c)	11,149	9,506,895
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(c)	13,130	10,792,275
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(c)	12,890	11,252,830
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	12,440	11,374,446
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(c)	9,787	9,143,485
4.13%, 07/25/28(a)	10,439	9,858,670
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(c)	19,066	17,721,977
4.91%, 05/24/33 (Call 05/24/32)(a)(c)	11,870	11,301,592
6.27%, 11/17/33	11,000	11,592,810
6.63%, 01/15/28(a)	1,429	1,537,782
6.63%, 06/15/32	2,884	3,054,517
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,399	1,140,691
2.64%, 09/30/32 (Call 07/02/32)	180	134,528
3.25%, 04/30/30 (Call 01/30/30)(a)	3,066	2,697,334
5.64%, 05/21/37 (Call 05/21/32)(c)	2,595	2,422,729
Comerica Bank, 5.33%, 08/25/33 (Call 08/25/32)(c)	1,920	1,841,628
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	1,627	1,526,525
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,093	3,272,651
2.69%, 03/11/31(b)	7,177	5,473,046
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	5,575	4,578,886
3.78%, 03/14/32(a)(b)	5,835	4,791,716
3.90%, 03/16/28(a)(b)	3,963	3,780,937

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA, 3.76%, 04/06/33
(Call 04/06/32)(a)(b)(c)	$4,120	$3,528,836
Credit Agricole SA
3.25%, 01/14/30(b)	5,242	4,302,655
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	6,227	5,402,277
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31),
(1 day SOFR + 1.730%)(b)(c)	15,231	10,376,312
3.87%, 01/12/29 (Call 01/12/28),
(3 mo. LIBOR US + 1.410%)(b)(c)	9,857	7,873,092
4.19%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.730%)(b)(c)	14,176	10,746,984
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	11,508	9,376,858
6.54%, 08/12/33 (Call 08/12/32)(b)(c)	14,375	12,593,120
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,190	1,081,224
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31),
(1 day SOFR + 1.718%)(c)	4,585	3,453,194
3.55%, 09/18/31 (Call 09/18/30),
(1 day SOFR + 3.043%)(c)	7,298	5,801,298
3.73%, 01/14/32 (Call 10/14/30),
(1 day SOFR + 2.757%)(a)(c)	6,000	4,411,144
3.74%, 01/07/33 (Call 10/07/31),
(1 day SOFR + 2.257%)(a)(c)	4,200	2,998,258
4.88%, 12/01/32 (Call 12/01/27)(a)(c)	5,950	4,897,383
5.88%, 07/08/31 (Call 04/08/30),
(1 day SOFR + 5.438%)(c)	2,000	1,724,266
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)(a)	1,931	1,536,029
4.65%, 09/13/28 (Call 06/13/28)	4,101	3,826,703
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	1,645	1,559,716
4.34%, 04/25/33 (Call 04/25/32)(c)	3,380	3,073,108
4.77%, 07/28/30 (Call 07/28/29)(c)	3,995	3,788,811
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	901	879,468
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,109	1,137,573
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(c)	12,776	9,863,698
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(c)	19,316	15,257,450
2.60%, 02/07/30 (Call 11/07/29)(a)	10,465	8,758,986
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(c)	18,494	14,939,362
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(c)	11,907	9,562,615
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(c)	18,075	15,011,539
3.80%, 03/15/30 (Call 12/15/29)(a)	12,792	11,626,746
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(c)	12,753	11,733,849
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(c)	16,969	15,941,705
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	3,250	3,916,545
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(c)	9,810	7,927,866
2.36%, 08/18/31 (Call 08/18/30),
(1 day SOFR + 1.947%)(c)	7,446	5,681,701
Security	Par (000)	Value

Banks (continued)
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(c)	$14,333	$11,133,546
2.85%, 06/04/31 (Call 06/04/30),
(1 day SOFR + 2.387%)(c)	7,743	6,171,746
2.87%, 11/22/32 (Call 11/22/31),
(1 day SOFR + 1.410%)(c)	7,609	5,796,436
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(a)(c)	14,352	12,546,300
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(c)	14,493	13,343,818
4.76%, 03/29/33 (Call 03/29/32),
(1 day SOFR + 2.530%)(a)(c)	8,690	7,518,252
4.95%, 03/31/30	12,049	11,547,513
5.40%, 08/11/33 (Call 08/11/32)(c)	9,910	9,278,505
7.63%, 05/17/32(a)	1,805	1,886,629
8.11%, 11/03/33 (Call 11/03/32)(c)	8,000	8,446,049
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(c)	2,286	1,655,234
5.02%, 05/17/33 (Call 05/17/32)(a)(c)	1,545	1,472,690
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 11/04/29)	3,022	2,494,997
Huntington National Bank (The), 5.65%, 01/10/30	3,000	3,022,379
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(c)	2,989	2,375,648
4.05%, 04/09/29(a)	4,975	4,529,083
4.25%, 03/28/33 (Call 03/28/32),
(1 day SOFR + 2.070%)(c)	4,580	4,035,227
4.55%, 10/02/28(a)	6,100	5,808,541
Intesa Sanpaolo SpA
3.88%, 01/12/28(a)(b)	931	815,864
8.25%, 11/21/33(b)	3,200	3,282,138
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3 mo. SOFR + 1.105%)(a)(c)	7,221	5,558,211
1.95%, 02/04/32 (Call 02/04/31),
(1 day SOFR + 1.065%)(a)(c)	14,335	11,150,250
2.07%, 06/01/29 (Call 06/01/28),
(1 day SOFR + 1.015%)(c)	10,108	8,500,411
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(a)(c)	13,461	11,132,915
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(c)	14,298	11,443,356
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(c)	16,582	13,439,390
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(a)(c)	17,447	14,818,129
2.96%, 05/13/31 (Call 05/13/30),
(1 day SOFR + 2.515%)(a)(c)	14,252	11,884,568
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(a)(c)	16,610	13,694,485
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	11,161	10,206,191
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	12,314	11,189,834
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	11,347	10,581,956
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)(c)	12,163	11,437,899

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(c)	$11,898	$11,308,700
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(a)(c)	14,119	13,386,434
4.57%, 06/14/30 (Call 06/14/29)(c)	8,205	7,821,789
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(c)	12,205	11,464,687
4.91%, 07/25/33 (Call 07/25/32)(c)	20,640	19,903,454
5.72%, 09/14/33 (Call 09/14/32)(c)	14,450	14,294,875
8.75%, 09/01/30	1,245	1,472,771
KeyBank NA/Cleveland OH
3.90%, 04/13/29	1,362	1,218,485
4.90%, 08/08/32(a)	4,310	4,006,203
6.95%, 02/01/28	1,590	1,676,240
KeyCorp
2.55%, 10/01/29	3,991	3,343,903
4.10%, 04/30/28	3,332	3,176,204
4.79%, 06/01/33 (Call 06/01/32)(a)(c)	2,980	2,823,792
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32
(Call 02/17/32)(a)(b)	3,835	3,618,945
Kookmin Bank, 2.50%, 11/04/30(b)	980	772,600
Lloyds Banking Group PLC
4.38%, 03/22/28	7,121	6,691,468
4.55%, 08/16/28(a)	5,927	5,559,498
4.98%, 08/11/33 (Call 08/11/32)(a)(c)	4,920	4,528,070
7.95%, 11/15/33 (Call 08/15/32)(c)	5,415	5,701,997
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31)(b)(c)	3,470	2,497,417
3.62%, 06/03/30(b)	3,553	2,876,674
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1 day SOFR + 1.440%)(a)(b)(c)	3,895	3,018,592
2.87%, 01/14/33 (Call 01/14/32),
(3 mo. SOFR + 1.532%)(b)(c)	5,628	4,318,949
4.44%, 06/21/33 (Call 06/21/32)(a)(b)(c)	4,600	3,994,028
4.65%, 03/27/29 (Call 03/27/28),
(3 mo. LIBOR US + 1.727%)(a)(b)(c)	2,085	1,950,664
5.03%, 01/15/30 (Call 01/15/29),
(3 mo. LIBOR US + 1.750%)(a)(b)(c)	4,176	3,940,125
5.49%, 11/09/33 (Call 11/09/32)(a)(b)(c)	3,920	3,727,371
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,406	5,065,349
2.31%, 07/20/32 (Call 07/20/31)(c)	10,317	8,043,585
2.49%, 10/13/32 (Call 10/13/31)(c)	3,147	2,488,803
2.56%, 02/25/30(a)	5,799	4,795,886
2.85%, 01/19/33 (Call 01/19/32)(c)	2,070	1,678,621
3.20%, 07/18/29	8,574	7,546,538
3.74%, 03/07/29	7,599	7,017,194
3.96%, 03/02/28(a)	6,675	6,292,771
4.05%, 09/11/28(a)	4,857	4,574,576
4.32%, 04/19/33 (Call 04/19/32)(a)(c)	2,365	2,164,277
5.13%, 07/20/33 (Call 07/20/32)(c)	6,200	6,027,983
5.47%, 09/13/33 (Call 09/13/32)(a)(c)	4,490	4,473,825
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30),
(1 day SOFR + 1.532%)(c)	4,275	3,273,080
2.17%, 05/22/32 (Call 05/22/31)(c)	2,543	1,937,788
2.20%, 07/10/31 (Call 07/10/30),
(1 day SOFR + 1.772%)(c)	5,146	4,026,214
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	1,575	1,211,892
Security	Par (000)	Value

Banks (continued)
2.56%, 09/13/31	$5,055	$3,869,690
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(c)	2,888	2,334,488
2.87%, 09/13/30 (Call 09/13/29),
(1 day SOFR + 1.572%)(c)	2,744	2,304,914
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(c)	3,927	3,374,146
3.26%, 05/22/30 (Call 05/22/29)(c)	4,235	3,669,432
4.02%, 03/05/28(a)	5,139	4,781,319
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)(c)	4,228	3,899,188
5.67%, 09/13/33 (Call 09/13/32)(c)	2,000	2,006,947
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(a)(c)	13,716	10,438,419
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(c)	12,285	9,426,932
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(c)	17,180	13,397,974
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(c)	13,922	10,350,124
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(c)	12,079	9,605,471
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(c)	17,319	14,512,750
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(c)	12,125	9,929,160
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(c)	14,666	13,069,723
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(c)	14,281	13,150,550
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	14,741	13,941,348
4.89%, 07/20/33 (Call 07/20/32)(c)	8,670	8,270,300
5.30%, 04/20/37 (Call 04/20/32)(c)	10,990	10,229,260
6.34%, 10/18/33	6,470	6,880,175
7.25%, 04/01/32	4,785	5,470,981
National Australia Bank Ltd.
2.33%, 08/21/30(b)	7,149	5,434,880
2.99%, 05/21/31(b)	5,965	4,671,261
3.35%, 01/12/37 (Call 01/12/32)(a)(b)(c)	5,305	4,015,195
3.93%, 08/02/34 (Call 08/02/29)(b)(c)	6,343	5,325,503
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(c)	3,457	2,539,025
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(c)	5,027	4,525,371
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(a)(c)	8,031	7,561,018
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(a)(c)	8,074	7,556,475
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	1,156	1,069,755
Norinchukin Bank (The)
2.08%, 09/22/31(b)	7,050	5,450,183
5.07%, 09/14/32(b)	1,215	1,201,417
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	3,530	2,928,829
3.15%, 05/03/29 (Call 02/03/29)	2,100	1,933,529
3.65%, 08/03/28 (Call 05/03/28)(a)	1,645	1,572,310
6.13%, 11/02/32(a)	1,475	1,554,357

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Bank NA
2.70%, 10/22/29	$4,013	$3,382,506
3.25%, 01/22/28 (Call 12/23/27)(a)	4,214	3,928,665
4.05%, 07/26/28	6,668	6,274,431
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1 day SOFR + 0.979%)(a)(c)	3,160	2,558,681
2.55%, 01/22/30 (Call 10/24/29)	10,137	8,601,422
3.45%, 04/23/29 (Call 01/23/29)(a)	7,763	7,147,042
4.63%, 06/06/33 (Call 06/06/32)(a)(c)	2,915	2,704,397
6.04%, 10/28/33	6,000	6,302,754
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)(a)	1,584	1,347,850
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	30	32,811
Royal Bank of Canada
2.30%, 11/03/31	7,091	5,714,069
3.88%, 05/04/32	4,685	4,297,394
6.00%, 11/01/27	—	—
Santander UK Group Holdings PLC, 2.90%, 03/15/32
(Call 03/15/31), (1 day SOFR + 1.475%)(c)	4,125	3,166,547
Shinhan Bank Co. Ltd.
4.00%, 04/23/29(b)	1,795	1,595,127
4.38%, 04/13/32(a)(b)	500	444,690
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31)(b)(c)	6,128	4,713,659
3.00%, 01/22/30(b)	5,792	4,641,077
3.34%, 01/21/33 (Call 01/21/32)(a)(b)(c)	4,495	3,518,173
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	1,750	1,364,318
4.75%, 09/14/28(a)(b)	3,051	2,874,937
6.22%, 06/15/33 (Call 06/15/32)(b)(c)	6,100	5,673,007
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	2,000	2,058,221
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	5,880	4,332,164
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	5,835	4,240,186
3.60%, 01/12/33 (Call 01/12/32)(b)(c)	3,465	2,584,684
4.31%, 05/21/30 (Call 05/21/29),
(3 mo. LIBOR US + 1.910%)(a)(b)(c)	5,191	4,553,939
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	9,243	8,252,796
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,850	2,521,421
State Street Corp.
2.20%, 03/03/31	3,439	2,780,241
2.40%, 01/24/30(a)	3,336	2,834,987
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(c)	2,110	1,729,847
3.03%, 11/01/34 (Call 11/01/29),
(1 day SOFR + 1.490%)(a)(c)	2,075	1,757,259
3.15%, 03/30/31 (Call 03/30/30),
(1 day SOFR + 2.650%)(c)	2,142	1,886,389
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	2,133	2,032,539
4.16%, 08/04/33 (Call 08/04/32)(a)(c)	3,435	3,195,688
4.42%, 05/13/33 (Call 05/13/32)(a)(c)	4,475	4,280,481
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,844	2,147,160
1.90%, 09/17/28	9,510	7,883,879
2.13%, 07/08/30	6,333	5,022,532
2.14%, 09/23/30	4,733	3,654,171
2.22%, 09/17/31	5,135	4,013,668
2.47%, 01/14/29	3,325	2,835,496
2.72%, 09/27/29	2,767	2,340,381
Security	Par (000)	Value

Banks (continued)
2.75%, 01/15/30(a)	$6,101	$5,134,211
3.04%, 07/16/29	11,161	9,712,980
3.20%, 09/17/29(a)	2,699	2,320,159
3.54%, 01/17/28(a)	4,047	3,747,645
3.94%, 07/19/28	3,812	3,551,899
4.31%, 10/16/28(a)	3,477	3,338,425
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)(a)	3,295	2,371,225
2.10%, 05/15/28 (Call 03/15/28)	1,035	849,452
3.13%, 06/05/30 (Call 03/05/30)(a)	3,337	2,730,086
4.57%, 04/29/33 (Call 04/29/32)(a)(c)	2,815	2,504,005
Toronto-Dominion Bank (The)
2.00%, 09/10/31	5,136	4,043,429
2.45%, 01/12/32	3,549	2,881,896
3.20%, 03/10/32	7,030	6,075,227
4.46%, 06/08/32	9,740	9,316,909
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)(a)	4,911	3,991,440
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28),
(1 day SOFR + 0.862%)(c)	5,090	4,292,778
1.95%, 06/05/30 (Call 03/05/30)(a)	2,708	2,179,033
3.88%, 03/19/29 (Call 02/16/29)(a)	3,423	3,144,317
4.92%, 07/28/33 (Call 07/28/32)(a)(c)	5,540	5,209,806
6.12%, 10/28/33	4,000	4,214,733
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	5,673	4,421,638
2.49%, 11/03/36 (Call 11/03/31)(c)	5,520	4,272,042
2.68%, 01/27/33 (Call 01/27/32),
(1 day SOFR + 1.020%)(a)(c)	4,015	3,335,429
3.00%, 07/30/29 (Call 04/30/29)	5,081	4,510,525
3.90%, 04/26/28 (Call 03/24/28)(a)	4,222	4,047,978
4.97%, 07/22/33 (Call 07/22/32)(a)(c)	5,865	5,613,171
5.85%, 10/21/33	7,250	7,559,603
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(b)(c)	8,689	6,578,608
2.75%, 02/11/33 (Call 02/11/32)(b)(c)	6,935	5,410,569
3.13%, 08/13/30 (Call 08/13/29),
(3 mo. LIBOR US + 1.468%)(b)(c)	7,014	5,968,950
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	7,875	7,347,328
4.99%, 08/05/33 (Call 08/05/32)(a)(b)(c)	7,585	7,066,721
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	4,011	3,048,761
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	913	826,381
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(1 day SOFR + 1.262%)(a)(c)	15,779	13,202,129
2.88%, 10/30/30 (Call 10/30/29),
(3 mo. SOFR + 1.432%)(c)	18,305	15,741,770
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(a)(c)	18,235	15,598,671
4.15%, 01/24/29 (Call 10/24/28)	13,283	12,527,890
4.48%, 04/04/31 (Call 04/04/30),
(1 day SOFR + 4.032%)(c)	13,257	12,530,098
4.90%, 07/25/33 (Call 07/25/32)(c)	17,350	16,717,829
Series B, 7.95%, 11/15/29(a)	315	351,471
Westpac Banking Corp.
1.95%, 11/20/28	6,005	5,121,899
2.15%, 06/03/31(a)	5,523	4,577,311
2.65%, 01/16/30(a)	3,847	3,360,177
2.67%, 11/15/35 (Call 11/15/30)(c)	6,994	5,151,682

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.02%, 11/18/36 (Call 11/18/31)(c)	$6,590	$4,859,652
3.40%, 01/25/28(a)	4,821	4,556,854
4.11%, 07/24/34 (Call 07/24/29)(c)	5,801	4,949,117
5.41%, 08/10/33 (Call 08/10/32)(c)	3,350	3,093,419
Wintrust Financial Corp., 4.85%, 06/06/29	643	587,451
Woori Bank, 5.13%, 08/06/28(b)	467	437,817
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,524	1,256,496
		2,079,222,161
Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	8,107	7,486,910
4.00%, 04/13/28 (Call 01/13/28)	11,518	11,149,272
4.75%, 01/23/29 (Call 10/23/28)	19,590	19,578,004
4.90%, 01/23/31 (Call 10/23/30)(a)	3,597	3,638,278
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(a)(b)	3,490	3,318,754
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	3,935	3,059,030
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32
(Call 10/19/31)(a)(b)	1,000	840,000
Coca-Cola Co. (The)
1.00%, 03/15/28	5,937	5,029,881
1.38%, 03/15/31	6,248	4,939,582
1.50%, 03/05/28	3,419	2,968,281
1.65%, 06/01/30	7,192	5,921,496
2.00%, 03/05/31	3,677	3,064,908
2.13%, 09/06/29(a)	5,001	4,343,228
2.25%, 01/05/32(a)	9,350	7,878,113
3.45%, 03/25/30	4,523	4,212,174
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	285	219,650
2.75%, 01/22/30 (Call 10/22/29)(a)	5,699	4,973,061
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	4,320	3,456,752
2.88%, 05/01/30 (Call 02/01/30)(a)	2,847	2,450,382
3.15%, 08/01/29 (Call 05/01/29)	3,767	3,338,740
3.60%, 02/15/28 (Call 11/15/27)(a)	3,029	2,830,456
4.65%, 11/15/28 (Call 08/15/28)(a)	2,466	2,410,814
4.75%, 05/09/32 (Call 02/09/32)(a)	4,050	3,915,725
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,941	4,919,280
2.13%, 04/29/32 (Call 01/29/32)	2,025	1,626,590
2.38%, 10/24/29 (Call 07/24/29)	4,514	3,876,993
3.88%, 05/18/28 (Call 02/18/28)	2,184	2,096,242
5.50%, 01/24/33 (Call 10/24/32)	1,165	1,229,863
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	4,761	4,505,585
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(b)	2,569	1,924,689
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,409	1,943,826
3.20%, 05/01/30 (Call 02/01/30)	3,571	3,145,051
3.95%, 04/15/29 (Call 02/15/29)	4,370	4,111,237
4.05%, 04/15/32 (Call 01/15/32)(a)	4,035	3,709,917
4.60%, 05/25/28 (Call 02/25/28)(a)	5,070	5,035,695
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,529	2,826,145
1.63%, 05/01/30 (Call 02/01/30)	4,476	3,698,891
1.95%, 10/21/31 (Call 07/21/31)	5,877	4,824,621
2.63%, 07/29/29 (Call 04/29/29)	5,967	5,328,634
2.75%, 03/19/30 (Call 12/19/29)	7,086	6,298,509
3.60%, 02/18/28 (Call 01/18/28)	2,220	2,149,227
3.90%, 07/18/32 (Call 04/18/32)	5,770	5,535,725
7.00%, 03/01/29(a)	1,262	1,431,669

Security	Par (000)	Value

Beverages (continued)
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	$2,660	$2,215,087
1.63%, 04/01/31 (Call 01/01/30)(b)	4,390	3,385,093
		186,842,060
Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	6,437	5,475,767
2.00%, 01/15/32 (Call 10/15/31)(a)	4,471	3,556,517
2.30%, 02/25/31 (Call 11/25/30)(a)	4,680	3,887,319
2.45%, 02/21/30 (Call 11/21/29)	6,249	5,334,074
3.00%, 02/22/29 (Call 12/22/28)	1,345	1,216,541
3.35%, 02/22/32 (Call 11/22/31)(a)	4,355	3,880,863
4.05%, 08/18/29 (Call 06/18/29)	6,265	5,968,619
4.20%, 03/01/33 (Call 12/01/32)	8,920	8,423,586
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	6,896	5,688,902
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)(a)	3,530	3,061,486
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	1,805	1,720,132
4.25%, 04/27/32 (Call 01/27/32)(a)(b)	4,480	4,254,543
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	4,810	3,864,235
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,549	2,016,965
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)(a)	6,095	4,788,729
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	3,100	2,389,865
2.20%, 09/02/30 (Call 06/02/30)	4,740	3,756,070
		69,284,213
Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	3,594	3,003,846
2.72%, 02/15/30 (Call 11/15/29)	9,032	7,706,241
CRH America Finance Inc., 3.95%, 04/04/28
(Call 01/04/28)(b)	4,643	4,373,248
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	3,458	2,688,069
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	3,596	3,103,029
4.00%, 03/25/32 (Call 12/25/31)(a)	1,570	1,365,727
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	50	41,375
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	4,659	3,744,125
2.00%, 09/16/31 (Call 06/16/31)	992	783,511
4.90%, 12/01/32 (Call 09/01/32)(a)	800	789,523
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	2,297	1,865,930
3.50%, 12/15/27 (Call 09/15/27)(a)	2,562	2,389,745
Series CB, 2.50%, 03/15/30 (Call 12/15/29)(a)	3,462	2,889,849
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,760	2,295,139
2.00%, 10/01/30 (Call 07/01/30)	1,475	1,157,064
2.00%, 02/15/31 (Call 11/15/30)(a)	2,675	2,074,708
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(a)	2,257	1,943,229
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	1,319	1,180,538
3.95%, 08/15/29 (Call 05/15/29)(a)	2,654	2,437,762
UltraTech Cement Ltd., 2.80%, 02/16/31
(Call 08/16/30)(a)(b)	1,910	1,551,072

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co., 3.50%, 06/01/30
(Call 03/01/30)(a)	$3,468	$3,089,618
		50,473,348
Chemicals — 1.6%
Air Liquide Finance SA, 2.25%, 09/10/29
(Call 06/10/29)(b)	2,663	2,261,442
Air Products and Chemicals Inc., 2.05%, 05/15/30
(Call 02/15/30)	5,051	4,242,994
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	3,070	2,950,435
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(b)	3,145	2,578,900
4.25%, 09/18/29 (Call 06/18/29)(b)	150	136,332
Bayport Polymers LLC, 5.14%, 04/14/32
(Call 01/14/32)(a)(b)	1,030	931,893
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	2,100	1,897,875
4.50%, 01/31/30(a)(b)	5,290	4,510,585
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	1,891	1,694,635
5.00%, 06/30/32 (Call 03/30/32)(a)	2,197	2,039,044
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)	4,065	3,905,953
6.38%, 07/15/32 (Call 04/15/32)(a)	4,740	4,512,226
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP, 3.70%, 06/01/28
(Call 03/01/28)(a)(b)	2,963	2,787,880
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	2,871	2,293,792
4.80%, 11/30/28 (Call 08/30/28)(a)	2,327	2,294,455
6.30%, 03/15/33(a)	1,000	1,042,410
7.38%, 11/01/29	3,486	3,869,074
DuPont de Nemours Inc., 4.73%, 11/15/28
(Call 08/15/28)	10,745	10,707,934
Eastman Chemical Co., 4.50%, 12/01/28
(Call 09/01/28)	2,970	2,829,488
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	2,935	2,261,203
2.13%, 02/01/32 (Call 11/01/31)(a)	3,155	2,546,319
4.80%, 03/24/30 (Call 12/24/29)(a)	3,558	3,549,847
EI du Pont de Nemours and Co., 2.30%, 07/15/30
(Call 04/15/30)	2,614	2,189,597
Equate Petrochemical BV, 2.63%, 04/28/28
(Call 01/28/28)(b)	3,395	2,903,370
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	2,755	2,444,138
GC Treasury Center Co. Ltd., 2.98%, 03/18/31
(Call 12/18/30)(a)(b)	4,140	3,266,891
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	2,226	1,749,452
4.50%, 05/01/29 (Call 02/01/29)	3,830	3,471,920
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	6,993	5,496,750
4.45%, 09/26/28 (Call 06/26/28)(a)	1,958	1,835,343
LG Chem Ltd.
2.38%, 07/07/31(b)	2,695	2,120,968
3.63%, 04/15/29(b)	1,085	990,268
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	3,712	2,869,815
LYB International Finance III LLC, 2.25%, 10/01/30
(Call 07/01/30)(a)	2,717	2,165,270
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,139,512
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,313	1,831,692
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)(a)	2,646	2,273,143

Security	Par (000)	Value

Chemicals (continued)
4.20%, 04/01/29 (Call 01/01/29)	$3,847	$3,640,633
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31
(Call 02/11/31)(b)	2,705	2,129,592
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	1,224	1,032,277
2.80%, 08/15/29 (Call 05/15/29)(a)	1,827	1,589,072
3.75%, 03/15/28 (Call 12/15/27)	3,988	3,744,288
Rohm & Haas Co., 7.85%, 07/15/29	2,478	2,777,028
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,810	1,438,926
4.55%, 03/01/29 (Call 12/01/28)	2,260	2,101,560
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,261	4,154,475
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	2,400	1,901,995
2.30%, 05/15/30 (Call 02/15/30)	2,534	2,100,074
2.95%, 08/15/29 (Call 05/15/29)(a)	4,208	3,698,704
Sociedad Quimica y Minera de Chile SA, 4.25%,
05/07/29 (Call 02/07/29)(b)	2,390	2,261,924
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)(a)	1,781	1,535,821
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	3,937	3,192,521
4.75%, 06/01/28 (Call 03/01/28)(b)	5,070	4,700,139
7.38%, 11/14/32(a)(b)	800	847,316
		147,439,190
Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30
(Call 08/15/30)(b)	1,000	775,480
Commercial Services — 1.6%
Adani International Container Terminal Pvt Ltd., 3.00%,
02/16/31 (Call 08/18/30)(a)(b)	1,430	1,120,118
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,035	1,517,575
4.38%, 07/03/29(b)	3,195	2,684,439
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(a)(b)	3,415	2,645,740
4.00%, 05/01/28 (Call 05/01/23)(b)	1,968	1,779,968
4.25%, 11/01/29 (Call 11/01/24)(a)(b)	3,212	2,907,691
5.50%, 08/11/32 (Call 05/11/32)(b)	3,594	3,444,907
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	4,583	3,652,490
1.70%, 05/15/28 (Call 03/15/28)	4,439	3,897,745
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,004	1,705,376
3.88%, 08/15/30 (Call 05/15/30)	3,360	2,960,288
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	2,490	2,357,763
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	4,551	3,742,411
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	2,235	2,028,495
4.85%, 09/26/28(b)	4,338	4,223,373
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)(a)	802	665,703
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	4,650	3,600,071
3.10%, 05/15/30 (Call 02/15/30)	2,865	2,430,804
5.10%, 12/15/27 (Call 11/15/27)	3,000	2,958,205
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,356	2,779,721
4.25%, 02/01/29 (Call 11/01/28)(b)	2,320	2,153,146
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)(a)	4,721	3,890,651

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.90%, 11/15/31 (Call 08/15/31)	$3,608	$2,862,700
3.20%, 08/15/29 (Call 05/15/29)(a)	5,759	4,920,933
4.45%, 06/01/28 (Call 03/01/28)(a)	2,043	1,906,152
5.30%, 08/15/29 (Call 06/15/29)(a)	2,380	2,304,986
5.40%, 08/15/32 (Call 05/15/32)(a)	3,415	3,275,130
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(a)	2,303	1,712,862
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	2,668	2,123,051
3.25%, 01/15/28 (Call 10/15/27)(a)	2,475	2,286,891
4.25%, 02/01/29 (Call 11/01/28)(a)	1,667	1,599,095
4.25%, 08/08/32 (Call 05/08/32)(a)	2,425	2,282,125
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	3,353	2,774,289
2.85%, 10/01/29 (Call 07/01/29)	6,918	6,058,961
4.40%, 06/01/32 (Call 03/01/32)(a)	4,780	4,549,883
Port of Newcastle Investments Financing Pty Ltd.,
5.90%, 11/24/31 (Call 08/24/31)(a)(b)	505	409,949
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	1,730	1,331,876
2.90%, 10/01/30 (Call 07/01/30)	3,786	3,147,005
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	3,024	2,625,829
4.00%, 03/18/29 (Call 12/18/28)	4,265	4,007,382
4.75%, 05/20/32 (Call 02/20/32)(a)	3,390	3,316,563
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,445	2,673,285
2.50%, 12/01/29 (Call 09/01/29)	3,025	2,622,884
2.70%, 03/01/29 (Call 01/01/29)(a)(b)	5,590	4,968,400
2.90%, 03/01/32 (Call 12/01/31)(b)	3,120	2,688,470
4.25%, 05/01/29 (Call 02/01/29)(a)(b)	6,480	6,253,979
4.75%, 08/01/28 (Call 05/01/28)(a)(b)	5,800	5,759,934
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	2,878	2,301,154
Transurban Finance Co. Pty Ltd., 2.45%, 03/16/31
(Call 12/16/30)(a)(b)	4,133	3,312,233
Triton Container International Ltd., 3.15%, 06/15/31
(Call 03/15/31)(a)(b)	4,753	3,748,558
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	785	609,207
United Rentals North America Inc., 6.00%, 12/15/29	5,000	5,025,000
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	2,690	2,543,454
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)(a)	961	777,228
		155,926,128
Computers — 1.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	3,097	2,520,447
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	11,515	9,885,982
1.25%, 08/20/30 (Call 05/20/30)	6,036	4,838,683
1.40%, 08/05/28 (Call 06/05/28)	10,729	9,210,142
1.65%, 05/11/30 (Call 02/11/30)	8,927	7,429,744
1.65%, 02/08/31 (Call 11/08/30)	12,267	10,036,232
1.70%, 08/05/31 (Call 05/05/31)	3,601	2,926,143
2.20%, 09/11/29 (Call 06/11/29)	8,309	7,264,957
3.25%, 08/08/29 (Call 06/08/29)	7,255	6,799,561
3.35%, 08/08/32 (Call 05/08/32)(a)	8,140	7,511,358
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	3,692	2,838,628
Dell Inc., 7.10%, 04/15/28(a)	2,195	2,304,822
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(a)	7,508	7,426,746
6.20%, 07/15/30 (Call 04/15/30)(a)	3,375	3,470,596

Security	Par (000)	Value

Computers (continued)
DXC Technology Co., 2.38%, 09/15/28
(Call 07/15/28)(a)	$3,140	$2,690,944
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	2,240	1,746,722
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	4,615	3,616,811
3.40%, 06/17/30 (Call 03/17/30)	3,914	3,374,919
4.00%, 04/15/29 (Call 02/15/29)(a)	4,115	3,760,418
4.20%, 04/15/32 (Call 01/15/32)	4,605	4,048,904
4.75%, 01/15/28 (Call 12/15/27)(a)	200	194,407
5.50%, 01/15/33 (Call 10/15/32)	2,695	2,574,957
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	6,344	5,212,301
2.72%, 02/09/32 (Call 11/09/31)(a).	2,275	1,925,092
3.50%, 05/15/29	12,791	11,913,056
4.40%, 07/27/32 (Call 04/27/32)(a)	3,995	3,842,366
6.50%, 01/15/28(a)	3,680	3,960,808
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)	2,194	1,642,856
3.15%, 10/15/31 (Call 07/15/31)	2,961	1,962,202
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,590	3,554,055
4.38%, 05/15/30 (Call 02/15/30)	3,467	3,162,499
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,295	3,438,363
5.83%, 01/27/28 (Call 12/27/27)(b)	2,000	1,946,783
6.54%, 07/27/32 (Call 04/27/32)(b)	3,000	2,914,592
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	3,318	2,768,705
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(a)	2,230	1,822,200
		156,538,001
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.25%, 08/15/32
(Call 05/15/32)	2,295	2,099,309
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,048	2,473,842
2.38%, 12/01/29 (Call 09/01/29)	3,035	2,616,764
2.60%, 04/15/30 (Call 01/15/30)	3,287	2,853,530
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/29 (Call 01/24/29)(a)	4,765	4,316,896
3.63%, 03/24/32 (Call 12/24/31)	9,200	8,119,251
Procter & Gamble Co. (The)
1.20%, 10/29/30	6,170	4,900,840
1.95%, 04/23/31	4,773	4,000,187
2.30%, 02/01/32(a)	3,340	2,851,212
3.00%, 03/25/30(a)	7,016	6,441,265
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	2,375	1,868,848
1.75%, 08/12/31 (Call 05/12/31)	4,112	3,284,277
2.13%, 09/06/29 (Call 06/06/29)	4,412	3,770,824
3.50%, 03/22/28 (Call 12/22/27)	6,371	6,038,120
5.90%, 11/15/32	3,005	3,281,522
		58,916,687
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	2,413	2,039,661
4.50%, 10/24/28 (Call 07/24/28)(b)	3,741	3,531,343
4.65%, 04/20/32 (Call 01/20/32)(b)	3,645	3,319,499
		8,890,503

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)(a)	$17,624	$14,890,331
3.30%, 01/30/32 (Call 10/30/31)(a)	17,810	14,194,030
3.88%, 01/23/28 (Call 10/23/27)	2,611	2,354,146
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)(a)	1,759	1,479,051
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	2,423	1,964,837
2.88%, 01/15/32 (Call 10/15/31)	3,775	2,983,317
3.00%, 02/01/30 (Call 11/01/29)(a)	3,441	2,878,604
3.13%, 12/01/30 (Call 09/01/30)	2,080	1,713,606
3.25%, 10/01/29 (Call 07/01/29)(a)	2,286	1,936,658
4.63%, 10/01/28 (Call 07/01/28)	2,451	2,290,040
Aircastle Ltd., 2.85%, 01/26/28 (Call 11/26/27)(b)	3,820	3,111,574
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	2,386	1,905,496
8.00%, 11/01/31	12,895	13,833,295
8.00%, 11/01/31(a)	860	916,048
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	5,440	5,190,264
4.42%, 08/03/33 (Call 08/03/32)(a)(c)	5,725	5,424,562
4.99%, 05/26/33 (Call 02/26/32)(c)	2,650	2,554,484
Ameriprise Financial Inc., 4.50%, 05/13/32
(Call 02/13/32)(a)	2,380	2,328,795
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	2,445	2,036,943
Avolon Holdings Funding Ltd., 2.75%, 02/21/28
(Call 12/21/27)(b)	3,866	3,112,596
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	2,750	2,032,630
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	3,565	2,924,810
2.00%, 01/30/32 (Call 10/30/31)(b)	4,165	3,126,932
2.50%, 01/10/30 (Call 10/10/29)(b)	3,346	2,754,630
2.55%, 03/30/32 (Call 12/30/31)(b)	1,040	833,072
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,079	3,070,348
4.38%, 02/15/32 (Call 11/15/31)(b)	1,235	984,888
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,985	3,172,258
3.00%, 09/11/29 (Call 06/11/29)(b)	3,194	2,709,484
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	4,035	3,136,386
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	3,415	2,780,360
3.90%, 01/25/28 (Call 10/25/27)	4,526	4,208,469
4.35%, 04/15/30 (Call 01/15/30)	1,471	1,351,588
4.85%, 03/29/29 (Call 12/29/28)	5,269	5,053,433
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1 day SOFR + 1.337%)(c)	3,631	2,645,763
2.62%, 11/02/32 (Call 11/02/31),
(1 day SOFR + 1.265%)(c)	2,232	1,708,574
3.27%, 03/01/30 (Call 03/01/29),
(1 day SOFR + 1.790%)(c)	6,890	5,899,307
3.80%, 01/31/28 (Call 12/31/27)	4,955	4,629,591
5.25%, 07/26/30 (Call 07/26/29)(c)	5,960	5,680,856
5.27%, 05/10/33 (Call 05/10/32)(c)	5,035	4,741,678
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,344	2,611,912
3.00%, 03/16/32 (Call 12/16/31)	1,120	940,256

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	$3,965	$3,110,758
1.95%, 12/01/31 (Call 09/01/31)	4,450	3,522,743
2.00%, 03/20/28 (Call 01/20/28)(a)	5,903	5,206,103
2.30%, 05/13/31 (Call 02/13/31)	3,935	3,250,368
2.75%, 10/01/29 (Call 07/01/29)	2,786	2,439,461
2.90%, 03/03/32 (Call 12/03/31)	3,705	3,176,583
3.20%, 01/25/28 (Call 10/25/27)(a)	3,918	3,658,967
3.25%, 05/22/29 (Call 02/22/29)	2,881	2,623,052
4.00%, 02/01/29 (Call 11/01/28)(a)	3,572	3,428,642
4.63%, 03/22/30 (Call 12/22/29)(a)	496	491,216
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	4,785	3,695,557
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	3,740	3,189,861
3.75%, 06/15/28 (Call 03/15/28)(a)	2,840	2,744,606
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	6,340	6,313,637
Discover Financial Services, 6.70%, 11/29/32
(Call 08/29/32)	2,500	2,543,253
FMR LLC, 7.57%, 06/15/29(a)(b)	1,185	1,311,532
Franklin Resources Inc., 1.60%, 10/30/30
(Call 07/30/30)(a)	4,304	3,338,412
Intercorp Peru Ltd., 3.88%, 08/15/29
(Call 05/15/29)(a)(b)	1,000	813,730
Jefferies Financial Group Inc., 4.15%, 01/23/30	5,212	4,638,424
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	200	148,270
Jefferies Group LLC/Jefferies Group Capital
Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	4,886	3,692,431
Lazard Group LLC
4.38%, 03/11/29 (Call 12/11/28)	2,572	2,396,612
4.50%, 09/19/28 (Call 06/19/28)(a)	2,576	2,406,792
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	5,151	4,405,327
2.50%, 04/06/31 (Call 01/06/31)(b)	5,825	4,901,643
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	2,710	2,240,058
2.00%, 11/18/31 (Call 08/18/31)	3,510	2,886,640
2.95%, 06/01/29 (Call 03/01/29)	4,593	4,210,246
3.35%, 03/26/30 (Call 12/26/29)(a)	6,931	6,458,248
3.50%, 02/26/28 (Call 11/26/27)	2,269	2,177,612
Mitsubishi HC Capital Inc., 3.97%, 04/13/30
(Call 01/13/30)(a)(b)	315	287,468
Morgan Stanley Domestic Holdings Inc., 4.50%,
06/20/28 (Call 03/20/28)	2,519	2,417,805
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	3,663	2,827,160
Nomura Holdings Inc.
2.17%, 07/14/28(a)	3,648	2,998,350
2.61%, 07/14/31	4,500	3,470,564
2.68%, 07/16/30	4,559	3,645,509
2.71%, 01/22/29	3,220	2,698,466
3.00%, 01/22/32	3,370	2,680,187
3.10%, 01/16/30	6,497	5,422,772
5.61%, 07/06/29(a)	3,490	3,440,782
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	5,125	4,820,938
ORIX Corp.
2.25%, 03/09/31(a)	3,555	2,815,495
4.00%, 04/13/32	3,185	2,837,082
5.20%, 09/13/32(a)	2,005	1,957,438
Pine Street Trust I, 4.57%, 02/15/29
(Call 11/15/28)(a)(b)	3,208	2,981,750
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	4,051	3,560,691

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
6.15%, 12/06/28(b)	$1,777	$1,798,484
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)(a)	2,609	2,531,455
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,623	2,299,036
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	3,226	2,443,807
5.15%, 03/19/29 (Call 12/19/28)(a)	3,125	2,978,883
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	866	712,813
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	4,365	3,422,275
2.05%, 04/15/30 (Call 01/15/30)(a)	6,878	5,926,381
Western Union Co. (The), 2.75%, 03/15/31
(Call 12/15/30)	1,495	1,148,277
		321,640,554
Electric — 7.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,345	1,177,149
4.88%, 04/23/30(a)(b)	5,659	5,772,180
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,035	728,975
3.95%, 02/12/30(b)	4,674	3,487,358
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)(a)	2,343	2,194,555
4.70%, 05/15/32 (Call 02/15/32)(a)	2,635	2,519,572
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	3,255	2,622,502
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	6,660	5,292,153
3.95%, 07/15/30 (Call 04/15/30)(b)	2,375	2,079,312
AES Panama Generation Holdings SRL, 4.38%,
05/31/30 (Call 02/28/30)(b)	5,925	4,955,126
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	3,240	2,819,807
3.94%, 09/01/32 (Call 03/01/32)(a)	3,730	3,468,970
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	3,351	2,624,394
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	1,230	1,075,266
4.25%, 06/15/28 (Call 03/15/28)(b)	1,172	1,099,388
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	2,288	1,928,365
3.50%, 01/15/31 (Call 10/15/30)	3,166	2,818,902
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,834	2,235,542
3.80%, 05/15/28 (Call 02/15/28)	2,005	1,918,474
3.85%, 09/01/32 (Call 06/01/32)(a)	2,000	1,857,042
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,713	1,410,134
5.95%, 11/01/32	2,510	2,653,712
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,818	2,700,343
American Transmission Systems Inc., 2.65%, 01/15/32
(Call 10/15/31)(b)	3,055	2,494,734
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	1,410	1,322,583
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	2,200	1,814,175
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,550	1,189,849
2.60%, 08/15/29 (Call 05/15/29)	2,546	2,130,800
6.35%, 12/15/32	1,300	1,364,361
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)(a)	1,788	1,467,024
4.00%, 10/15/28 (Call 07/15/28)(a)	1,839	1,747,141

	Par
Security	(000)	Value

Electric (continued)
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28
(Call 05/01/28)(a)(b)	$1,230	$1,147,183
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,510	4,126,633
Baltimore Gas & Electric Co., 2.25%, 06/15/31
(Call 03/15/31)	2,913	2,382,955
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	3,105	2,416,804
3.25%, 04/15/28 (Call 01/15/28)	2,429	2,260,725
3.70%, 07/15/30 (Call 04/15/30)	5,297	4,915,269
8.48%, 09/15/28	190	222,458
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,609	1,299,277
3.05%, 10/15/29 (Call 07/15/29)	2,162	1,836,827
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	660	551,163
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	900	786,239
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,120	2,072,262
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	2,247	1,854,630
2.95%, 03/01/30 (Call 12/01/29)	3,388	2,926,819
Cleco Corporate Holdings LLC, 3.38%, 09/15/29
(Call 06/15/29)	1,670	1,425,625
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)(b)	1,750	1,603,345
4.55%, 11/15/30 (Call 08/15/30)(b)	1,998	1,889,704
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30)(c)	1,879	1,390,460
4.75%, 06/01/50 (Call 03/01/30)(a)(c)	1,983	1,649,913
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,465	2,113,737
3.15%, 01/19/32 (Call 10/19/31)(b)	2,025	1,675,687
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	5,624	4,322,100
4.69%, 05/15/29 (Call 03/15/29)(b)	4,670	4,076,896
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,772	1,496,693
3.15%, 03/15/32 (Call 12/15/31)(a)	2,375	2,096,516
3.70%, 08/15/28 (Call 05/15/28)	2,475	2,348,909
Connecticut Light & Power Co. (The), Series A, 2.05%,
07/01/31 (Call 04/01/31)(a)	2,085	1,689,414
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	2,091	1,730,770
3.80%, 05/15/28 (Call 02/15/28)(a)	1,760	1,677,571
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	4,612	4,165,783
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,410	1,357,310
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)(a)	1,065	982,165
3.80%, 11/15/28 (Call 08/15/28)(a)	1,628	1,546,664
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	2,555	2,447,952
4.35%, 08/15/32 (Call 05/15/32)(a)	1,480	1,391,451
5.38%, 11/15/32	3,470	3,470,203
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	7,000	5,604,110
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	6,543	5,796,158
Dominion Energy South Carolina Inc.
6.63%, 02/01/32(a)	400	442,260
Series A, 2.30%, 12/01/31 (Call 09/01/31)	1,500	1,219,472
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,914	3,311,847
Series A, 1.90%, 04/01/28 (Call 02/01/28)(a)	4,986	4,328,324
Series A, 3.00%, 03/01/32 (Call 12/01/31)(a)	2,390	2,076,574

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series C, 2.63%, 03/01/31 (Call 12/01/30)	$1,120	$956,403
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)(a)	2,097	1,798,875
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,207	1,078,326
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,383	2,062,976
2.45%, 02/01/30 (Call 11/01/29)	2,482	2,120,512
2.55%, 04/15/31 (Call 01/15/31)	2,749	2,323,955
2.85%, 03/15/32 (Call 12/15/31)(a)	2,465	2,112,711
3.95%, 11/15/28 (Call 08/15/28)(a)	3,625	3,490,182
6.45%, 10/15/32(a)	2,000	2,170,417
Series A, 6.00%, 12/01/28(a)	1,301	1,379,077
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	4,058	3,410,132
2.55%, 06/15/31 (Call 03/15/31)	4,724	3,885,329
3.40%, 06/15/29 (Call 03/15/29)(a)	2,847	2,578,142
4.30%, 03/15/28 (Call 02/15/28)	2,640	2,544,213
4.50%, 08/15/32 (Call 05/15/32)(a)	5,410	5,132,897
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	2,461	1,979,244
2.40%, 12/15/31 (Call 09/15/31)(a)	2,995	2,462,415
2.50%, 12/01/29 (Call 09/01/29)	2,648	2,285,119
3.80%, 07/15/28 (Call 04/15/28)	2,685	2,563,954
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	1,990	1,641,811
3.65%, 02/01/29 (Call 11/01/28)(a)	1,896	1,769,930
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	3,170	2,524,690
3.40%, 04/01/32 (Call 01/01/32)(a)	2,485	2,215,733
3.45%, 03/15/29 (Call 12/15/28)	3,032	2,810,062
3.70%, 09/01/28 (Call 06/01/28)(a)	2,248	2,144,137
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	1,850	1,463,093
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	1,576	1,236,053
Edison International
4.13%, 03/15/28 (Call 12/15/27)	2,239	2,068,985
6.95%, 11/15/29	525	550,139
EDP Finance BV, 1.71%, 01/24/28(b)	7,313	6,045,160
Electricite de France SA, 4.50%, 09/21/28
(Call 06/21/28)(a)(b)	8,706	8,227,845
Emera U.S. Finance LP, 2.64%, 06/15/31
(Call 03/15/31)(a)	2,330	1,839,198
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	5,106	4,899,207
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(b)	7,070	5,679,912
2.25%, 07/12/31 (Call 04/12/31)(b)	4,344	3,239,076
3.50%, 04/06/28(b)	6,901	6,077,220
4.88%, 06/14/29(a)(b)	2,590	2,415,463
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	4,940	4,486,533
7.50%, 10/14/32 (Call 07/14/32)(b)	4,910	5,277,470
Engie Energia Chile SA, 3.40%, 01/28/30
(Call 10/28/29)(b)	2,331	1,872,725
Entergy Arkansas LLC, 4.00%, 06/01/28
(Call 03/01/28)	1,720	1,624,247
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)	3,143	2,664,000
2.40%, 06/15/31 (Call 03/05/31)(a)	3,213	2,559,445
2.80%, 06/15/30 (Call 03/15/30)	2,982	2,518,687
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)(a)	1,763	1,365,064
2.35%, 06/15/32 (Call 03/15/32)(a)	2,510	2,015,352

	Par
Security	(000)	Value

Electric (continued)
3.05%, 06/01/31 (Call 03/01/31)	$495	$426,801
3.25%, 04/01/28 (Call 01/01/28)	1,931	1,767,326
Entergy Mississippi LLC, 2.85%, 06/01/28
(Call 03/01/28)	1,843	1,643,134
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	2,983	2,332,413
4.00%, 03/30/29 (Call 12/30/28)(a)	1,428	1,357,440
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,066	3,509,956
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)(a)	1,776	1,475,363
Evergy Missouri West Inc., 3.75%, 03/15/32
(Call 12/15/31)(b)	450	403,782
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,855	1,540,924
3.38%, 03/01/32 (Call 12/01/31)(a)	3,130	2,742,127
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,409	1,297,089
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,830	1,740,128
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,823	2,212,107
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)(b)	3,320	2,916,916
4.05%, 04/15/30 (Call 01/15/30)	5,920	5,585,206
7.60%, 04/01/32(a)	130	148,963
FirstEnergy Transmission LLC, 2.87%, 09/15/28
(Call 07/15/28)(a)(b)	1,160	1,011,810
Florida Power & Light Co., 2.45%, 02/03/32
(Call 11/03/31)(a)	4,886	4,099,554
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)(a)	3,495	3,397,668
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,268	2,806,965
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)(a)	1,738	1,645,778
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	1,300	1,348,350
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	951	782,883
3.60%, 04/01/29 (Call 01/01/29)	1,715	1,581,816
4.10%, 09/26/28 (Call 06/26/28)(a)	3,257	3,127,328
IPALCO Enterprises Inc., 4.25%, 05/01/30
(Call 02/01/30)	1,228	1,100,133
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	5,190,214
ITC Holdings Corp., 2.95%, 05/14/30 (Call 02/14/30)(b)	3,295	2,798,778
Jersey Central Power & Light Co., 2.75%, 03/01/32
(Call 12/01/31)(b)	1,320	1,073,432
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(a)(b)	4,758	3,594,733
Massachusetts Electric Co., 1.73%, 11/24/30
(Call 08/24/30)(a)(b)	1,065	804,428
Metropolitan Edison Co., 4.30%, 01/15/29
(Call 10/15/28)(b)	2,725	2,568,207
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	6,919	6,522,155
6.75%, 12/30/31(a)	570	644,021
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28 (Call 02/15/28)(b)	2,945	2,777,562
Minejesa Capital BV, 4.63%, 08/10/30(b)	5,340	4,645,800
Mississippi Power Co., 3.95%, 03/30/28
(Call 12/30/27)	1,547	1,452,279
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	1,969	1,776,223
3.92%, 08/01/28 (Call 05/01/28)(b)	1,053	987,763
National Grid USA, 8.00%, 11/15/30(a)	15	16,573
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	3,140	2,351,746

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
1.65%, 06/15/31 (Call 03/15/31)(a)	$1,730	$1,329,502
2.40%, 03/15/30 (Call 12/15/29)	2,605	2,194,986
2.75%, 04/15/32 (Call 01/15/32)(a)	3,130	2,609,107
3.40%, 02/07/28 (Call 11/07/27)	3,032	2,824,322
3.70%, 03/15/29 (Call 12/15/28)	2,268	2,077,837
3.90%, 11/01/28 (Call 08/01/28)(a)	1,772	1,677,493
4.02%, 11/01/32 (Call 05/01/32)	2,000	1,830,430
4.15%, 12/15/32 (Call 09/15/32)	1,300	1,217,651
5.80%, 01/15/33	500	526,829
Series C, 8.00%, 03/01/32	280	334,597
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,101	1,976,371
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,946	2,483,852
New York State Electric & Gas Corp., 2.15%, 10/01/31
(Call 07/01/31)(b)	3,385	2,670,470
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	5,630	4,828,443
2.25%, 06/01/30 (Call 03/01/30)	9,649	8,004,381
2.44%, 01/15/32 (Call 10/15/31)(a)	5,785	4,711,910
2.75%, 11/01/29 (Call 08/01/29)	5,856	5,088,469
3.50%, 04/01/29 (Call 01/01/29)	4,343	3,983,039
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(c)	440	351,763
5.00%, 07/15/32 (Call 04/15/32)(a)	6,740	6,732,505
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(c)	2,436	2,142,691
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	5,230	4,169,273
2.76%, 01/10/32 (Call 10/10/31)(a)(b)	980	801,375
4.28%, 12/15/28 (Call 09/15/28)(b)	2,810	2,617,815
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 11/01/30)	2,880	2,411,774
NRG Energy Inc.
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	4,137	3,540,181
4.45%, 06/15/29 (Call 03/15/29)(b)	2,717	2,500,824
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	1,514	1,222,507
3.25%, 05/15/29 (Call 02/15/29)(a)	3,277	3,002,316
3.95%, 04/01/30 (Call 01/01/30)	1,313	1,246,343
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	145	146,394
Ohio Edison Co., 5.50%, 01/15/33 (Call 10/15/32)(a)(b)	400	403,225
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	1,660	1,411,252
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,835	1,420,548
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,305	1,155,377
3.30%, 03/15/30 (Call 09/15/29)	1,414	1,259,048
3.80%, 08/15/28 (Call 02/15/28)(a)	2,018	1,893,902
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(a)	1,834	1,602,584
3.70%, 11/15/28 (Call 08/15/28)	1,095	1,035,007
4.15%, 06/01/32 (Call 03/01/32)(b)	3,005	2,876,686
4.55%, 09/15/32 (Call 06/15/32)(b)	3,991	3,930,134
7.00%, 05/01/32	2,135	2,435,977
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)(a).	8,645	6,779,632
3.00%, 06/15/28 (Call 04/15/28)(a)	4,120	3,547,111
3.25%, 06/01/31 (Call 03/01/31)	4,721	3,885,012
3.75%, 07/01/28	4,253	3,750,275
4.20%, 03/01/29 (Call 01/01/29)(a)	2,100	1,883,364

	Par
Security	(000)	Value

Electric (continued)
4.40%, 03/01/32 (Call 12/01/31)	$2,085	$1,827,717
4.55%, 07/01/30 (Call 01/01/30)	14,332	13,073,899
4.65%, 08/01/28 (Call 05/01/28)	1,515	1,378,038
5.90%, 06/15/32 (Call 03/15/32)	3,365	3,283,975
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	2,114	1,806,950
3.50%, 06/15/29 (Call 03/15/29)	1,643	1,510,978
7.70%, 11/15/31(a)	465	543,076
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	1,708	1,547,221
3.60%, 06/01/29 (Call 03/01/29)(b)	1,780	1,614,908
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	3,722	3,260,520
5.45%, 05/21/28(b)	5,207	5,132,488
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	2,883	2,315,100
3.38%, 02/05/30(b)	975	824,918
5.38%, 01/25/29(a)(b)	2,895	2,782,645
PPL Capital Funding Inc., 4.13%, 04/15/30
(Call 01/15/30)(a)	945	876,438
Progress Energy Inc.
7.00%, 10/30/31	1,405	1,538,262
7.75%, 03/01/31(a)	2,752	3,142,106
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	1,083	867,428
3.70%, 06/15/28 (Call 12/15/27)	2,027	1,920,699
4.10%, 06/01/32 (Call 03/01/32)(a)	2,725	2,594,601
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	2,044	1,654,591
Public Service Co. of New Hampshire, Series V, 2.20%,
06/15/31 (Call 03/15/31)(a)	975	803,605
Public Service Co. of Oklahoma, Series J, 2.20%,
08/15/31 (Call 05/15/31)(a)	2,475	2,001,486
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)(a)	3,833	3,088,142
2.45%, 01/15/30 (Call 10/15/29)	1,793	1,545,585
3.10%, 03/15/32 (Call 12/15/31)(a)	450	397,779
3.20%, 05/15/29 (Call 02/15/29)	2,098	1,919,039
3.65%, 09/01/28 (Call 06/01/28)(a)	1,794	1,692,679
3.70%, 05/01/28 (Call 02/01/28)(a)	1,177	1,120,769
4.90%, 12/15/32	1,440	1,439,064
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)(a)	4,490	3,499,847
2.45%, 11/15/31 (Call 08/15/31)(a)	1,180	950,886
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	2,909	2,489,506
4.10%, 06/15/30 (Call 03/15/30)	1,352	1,214,648
4.22%, 03/15/32 (Call 12/15/31)(a)	3,230	2,881,836
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,258	2,612,320
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	2,660	2,293,722
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	5,160	4,772,859
3.70%, 04/01/29 (Call 02/01/29)	1,590	1,457,232
Sociedad de Transmision Austral SA, 4.00%, 01/27/32
(Call 10/27/31)(a)(b)	1,655	1,407,254
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	1,926	1,602,093
2.75%, 02/01/32 (Call 11/01/31)(a)	1,905	1,596,114
2.85%, 08/01/29 (Call 05/01/29)	2,431	2,126,152
6.65%, 04/01/29(a)	2,287	2,371,386

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	$2,306	$2,191,773
Series B, 3.65%, 03/01/28 (Call 12/01/27)	1,559	1,456,569
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	2,808	2,312,977
Southern Co. (The)
5.70%, 10/15/32(a)	2,100	2,160,325
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)(a)	1,950	1,641,255
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,804	4,347,296
Southwestern Electric Power Co., Series M, 4.10%,
09/15/28 (Call 06/15/28)(a)	2,849	2,720,334
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29
(Call 11/27/28)(b)	3,915	3,674,343
State Grid Overseas Investment BVI Ltd, 4.25%,
05/02/28(a)(b)	4,246	4,181,466
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	1,856	1,526,456
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(b)	1,250	1,123,437
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	2,909	2,245,144
3.25%, 05/15/32 (Call 02/15/32)(a)	920	792,663
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	3,240	2,578,674
2.95%, 03/15/30 (Call 12/15/29)	542	477,430
3.50%, 03/15/29 (Call 12/15/28)	2,068	1,915,510
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)(a)	2,075	1,692,533
2.40%, 03/30/32 (Call 12/30/31)(a)	2,470	2,017,844
Series A, 2.88%, 07/15/29 (Call 04/15/29)	2,308	2,050,418
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	3,420	3,264,184
Vistra Operations Co. LLC, 4.30%, 07/15/29
(Call 04/15/29)(b)	4,052	3,662,556
WEC Energy Group Inc.
1.80%, 10/15/30 (Call 07/15/30)(a)	1,584	1,250,774
2.20%, 12/15/28 (Call 10/15/28)	3,130	2,654,417
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	940	805,835
4.75%, 09/30/32 (Call 06/30/32)(a)	2,660	2,635,097
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,670	2,131,861
3.00%, 07/01/29 (Call 04/01/29)	913	811,403
3.95%, 09/01/32 (Call 06/01/32)(a)	2,535	2,342,803
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,662	1,335,876
2.60%, 12/01/29 (Call 06/01/29)	2,220	1,896,648
3.40%, 06/01/30 (Call 12/01/29)	3,176	2,835,960
4.00%, 06/15/28 (Call 12/15/27)(a)	2,909	2,789,566
4.60%, 06/01/32 (Call 12/01/31)(a)	2,180	2,095,557
		678,792,864
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	2,334	1,813,723
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)(a)	3,355	2,745,803
2.00%, 12/21/28 (Call 10/21/28)	4,325	3,725,449
2.20%, 12/21/31 (Call 09/21/31)	3,447	2,827,125
		11,112,100
Electronics — 0.8%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	2,376	1,939,043
2.30%, 03/12/31 (Call 12/12/30)	4,063	3,311,772
2.75%, 09/15/29 (Call 06/15/29)(a)	2,386	2,087,395
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,359	2,043,621

	Par
Security	(000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32
(Call 04/01/32)	$2,870	$2,750,562
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	3,397	2,725,172
2.80%, 02/15/30 (Call 11/15/29)	4,136	3,571,487
4.35%, 06/01/29 (Call 03/01/29)(a)	2,509	2,422,234
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)(a)	2,040	1,626,450
3.88%, 01/12/28 (Call 10/12/27)	2,110	1,939,465
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,085	844,650
5.50%, 06/01/32 (Call 03/01/32)(a)	2,085	1,944,618
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	3,006	2,793,282
4.88%, 05/12/30 (Call 02/12/30)	2,990	2,774,610
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	6,152	4,934,612
1.95%, 06/01/30 (Call 03/01/30)	3,137	2,623,089
2.70%, 08/15/29 (Call 05/15/29)	1,891	1,692,766
5.00%, 02/15/33	6,570	6,762,020
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	1,312	1,066,876
3.50%, 02/15/28 (Call 11/15/27)	2,348	2,180,848
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)(a)	2,765	2,264,163
3.60%, 01/15/30 (Call 10/15/29)(a)	2,492	2,215,355
3.95%, 01/12/28 (Call 10/12/27)(a)	2,119	1,974,819
Keysight Technologies Inc., 3.00%, 10/30/29
(Call 07/30/29)	2,169	1,888,091
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)(a)	2,675	2,190,858
2.65%, 08/09/31 (Call 05/09/31)	2,372	1,834,847
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(a)	2,756	2,670,356
Tyco Electronics Group SA, 2.50%, 02/04/32
(Call 12/04/31)(a)	1,860	1,550,342
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	2,613	2,045,326
2.95%, 04/01/31 (Call 01/01/31)	2,895	2,080,043
		72,748,772
Engineering & Construction — 0.1%
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	1,465	1,322,662
Mexico City Airport Trust, 3.88%, 04/30/28
(Call 01/30/28)(b)	2,807	2,504,495
St Engineering Urban Solutions USA Inc., 3.75%,
05/05/32 (Call 11/05/31)(b)	2,580	2,332,016
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31
(Call 08/12/30)(b)	951	722,092
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	4,939	4,606,528
		11,487,793
Entertainment — 0.3%
Genm Capital Labuan Ltd., 3.88%, 04/19/31
(Call 01/19/31)(b)	505	375,472
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	6,945	6,081,946
4.28%, 03/15/32 (Call 12/15/31)(a)(b)	22,780	19,340,201
		25,797,619
Environmental Control — 0.4%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	3,387	2,629,601
1.75%, 02/15/32 (Call 11/15/31)(a)	1,234	959,162

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control (continued)
2.30%, 03/01/30 (Call 12/01/29)	$3,234	$2,738,113
3.95%, 05/15/28 (Call 02/15/28)	3,789	3,619,221
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	3,317	2,672,134
2.60%, 02/01/30 (Call 11/01/29)	2,980	2,566,049
3.20%, 06/01/32 (Call 03/01/32)	1,165	1,017,223
3.50%, 05/01/29 (Call 02/01/29)(a)	2,484	2,304,227
4.20%, 01/15/33 (Call 10/15/32)	1,000	944,412
4.25%, 12/01/28 (Call 09/01/28)	2,449	2,362,170
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	2,706	2,269,011
1.50%, 03/15/31 (Call 12/15/30)(a)	3,664	2,903,431
2.00%, 06/01/29 (Call 04/01/29)(a)	2,725	2,335,564
4.15%, 04/15/32 (Call 01/15/32)(a)	5,460	5,257,024
7.00%, 07/15/28(a)	290	322,948
		34,900,290
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,590	4,858,020
Bestfoods, Series F, 6.63%, 04/15/28(a)	365	392,851
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,470	2,064,282
4.15%, 03/15/28 (Call 12/15/27)	4,524	4,373,892
CK Hutchison International 20 Ltd., 2.50%, 05/08/30
(Call 02/08/30)(a)(b)	750	630,621
CK Hutchison International 21 Ltd., 2.50%, 04/15/31
(Call 01/15/31)(a)(b)	3,315	2,753,043
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	5,590	5,458,765
7.00%, 10/01/28	3,497	3,746,960
8.25%, 09/15/30	3,016	3,449,637
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,565	2,068,168
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	2,540	2,070,088
2.88%, 04/15/30 (Call 01/15/30)(a)	3,510	3,071,496
4.20%, 04/17/28 (Call 01/17/28)	6,204	6,095,341
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)(a)	1,838	1,488,531
2.45%, 11/15/29 (Call 08/15/29)(a)	1,312	1,134,275
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	3,131	2,713,198
1.80%, 06/11/30 (Call 03/11/30)	4,813	3,933,655
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	2,936	2,513,975
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	4,015	3,367,878
3.00%, 05/15/32 (Call 02/15/32)(b)	4,415	3,460,278
3.63%, 01/15/32 (Call 01/15/27)(a)(b)	3,635	2,998,875
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	3,495	2,892,181
5.13%, 02/01/28 (Call 01/01/28)(b)	2,000	1,907,166
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	6,220	5,965,975
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,530	1,983,865
2.38%, 03/15/30 (Call 12/15/29)	2,634	2,192,706
3.38%, 12/15/27 (Call 09/15/27)(a)	2,040	1,900,813
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	1,169	952,459
4.30%, 05/15/28 (Call 02/15/28)(a)	2,717	2,667,895
Series B, 7.45%, 04/01/31	4,008	4,559,170
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	3,615	3,339,478

	Par
Security	(000)	Value

Food (continued)
4.25%, 03/01/31 (Call 12/01/30)	$1,765	$1,670,564
4.63%, 01/30/29 (Call 10/30/28)(a)	1,510	1,501,599
6.75%, 03/15/32	1,710	1,881,120
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	3,842	2,983,725
2.20%, 05/01/30 (Call 02/01/30)	3,772	3,079,208
4.50%, 01/15/29 (Call 10/15/28)(a)	2,480	2,403,606
7.50%, 04/01/31(a)	200	227,448
8.00%, 09/15/29	1,443	1,645,503
Series B, 7.70%, 06/01/29	1,370	1,520,737
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	330	252,962
3.20%, 04/01/30 (Call 01/01/30)(b)	3,262	2,943,642
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	2,514	1,955,286
2.50%, 04/15/30 (Call 01/15/30)(a)	2,399	2,018,624
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	2,899	2,241,184
1.88%, 10/15/32 (Call 07/15/32)	205	156,920
2.75%, 04/13/30 (Call 01/13/30)	3,691	3,203,453
3.00%, 03/17/32 (Call 12/17/31)	3,815	3,284,993
4.13%, 05/07/28 (Call 02/07/28)(a)	265	255,501
6.50%, 11/01/31(a)	1,000	1,042,823
Nestle Holdings Inc.
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	4,613	3,645,025
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	4,680	3,977,289
1.88%, 09/14/31 (Call 06/14/31)(b)	4,630	3,764,997
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	5,541	5,296,497
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	1,635	1,607,756
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	3,590	3,543,613
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(b)	2,100	1,984,654
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	2,293	1,672,990
3.00%, 10/15/30 (Call 07/15/30)(b)	2,869	2,209,269
5.20%, 04/01/29 (Call 01/01/29)(b)	1,953	1,814,451
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,844	2,388,120
2.45%, 12/14/31 (Call 09/14/31)(a)	1,675	1,363,548
5.95%, 04/01/30 (Call 01/01/30)(a)	4,491	4,696,062
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	4,645	4,493,865
		167,732,571
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,577	1,439,328
4.25%, 04/30/29 (Call 01/30/29)(b)	2,602	2,361,315
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	7,428	6,221,874
7.25%, 06/01/28(a)	2,555	2,785,315
7.75%, 11/15/29	1,491	1,715,212
8.88%, 05/15/31	476	585,062
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	2,495	2,053,189
3.85%, 01/13/30 (Call 10/13/29)(b)	1,550	1,389,125
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	3,654	3,047,071
3.13%, 01/15/32 (Call 10/15/31)	4,450	3,472,148
3.75%, 01/15/31 (Call 10/15/30)(a)	6,269	5,238,606
5.00%, 01/15/30 (Call 10/15/29)(a)	5,415	5,037,249

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper (continued)
6.00%, 01/15/29 (Call 10/15/28)(a)	$6,704	$6,651,709
		41,997,203
Gas — 0.6%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)(a)	2,251	1,751,693
2.63%, 09/15/29 (Call 06/15/29)	1,496	1,307,474
5.45%, 10/15/32 (Call 07/15/32)(a)	65	67,963
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,213	1,889,152
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	3,200	2,824,767
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(b)	2,531	2,282,028
4.87%, 08/05/32 (Call 05/05/32)(b)	2,800	2,641,318
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,502	1,198,972
4.00%, 04/01/28 (Call 01/01/28)	1,233	1,177,102
4.40%, 07/01/32 (Call 04/01/32)	2,245	2,172,678
East Ohio Gas Co. (The), 2.00%, 06/15/30
(Call 03/15/30)(b)	2,201	1,748,227
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(Call 06/17/30)(a)(b)	3,089	2,506,592
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30
(Call 02/15/30)(a)(b)	2,115	1,845,337
Korea Gas Corp., 2.88%, 07/16/29(b)	2,510	2,212,564
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)(a)	2,115	1,676,907
4.75%, 09/01/28 (Call 06/01/28)	1,678	1,566,773
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	3,174	2,446,124
2.95%, 09/01/29 (Call 06/01/29)	3,225	2,827,549
3.60%, 05/01/30 (Call 02/01/30)	4,323	3,886,427
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	1,070	873,166
4.25%, 09/01/32 (Call 06/01/32)(a)	95	90,808
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,265	1,036,381
3.50%, 06/01/29 (Call 03/01/29)(a)	2,564	2,366,796
Promigas SA ESP/Gases del Pacifico SAC, 3.75%,
10/16/29 (Call 07/16/29)(a)(b)	2,240	1,774,521
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	1,612	1,296,421
Southern California Gas Co., Series XX, 2.55%,
02/01/30 (Call 11/01/29)(a)	2,963	2,542,787
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (Call 03/15/32)(a)	345	340,923
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,146	1,645,083
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,174	913,127
3.70%, 04/01/28 (Call 01/01/28)(a)	1,175	1,077,852
4.05%, 03/15/32 (Call 12/15/31)(a)	3,555	3,096,959
		55,084,471
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,312	1,026,815
4.63%, 06/15/28 (Call 03/15/28)	1,744	1,646,215
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,723	3,113,225
3.00%, 05/15/32 (Call 02/15/32)(a)	2,315	1,981,804
4.25%, 11/15/28 (Call 08/15/28)(a)	2,407	2,338,262
		10,106,321

	Par
Security	(000)	Value

Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	$2,794	$2,393,969
1.40%, 06/30/30 (Call 03/30/30)(a)	3,215	2,601,557
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	3,574	3,002,737
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	4,636	4,049,981
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	2,979	2,285,217
2.27%, 12/01/28 (Call 10/01/28)	5,705	4,928,868
2.54%, 02/01/32 (Call 11/01/31)(a)	7,265	5,860,784
3.95%, 04/01/30 (Call 01/01/30)(a)	2,361	2,173,299
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	5,724	4,940,243
4.00%, 03/01/29 (Call 12/01/28)	530	500,994
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)(a)	3,665	3,037,556
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)(a)	3,712	3,275,313
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)(a)	2,820	2,722,825
GE Healthcare Holding LLC
5.86%, 03/15/30	3,180	3,296,653
5.91%, 11/22/32	5,000	5,250,900
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	2,311	1,922,446
2.25%, 09/15/31 (Call 06/15/31)(a)	2,512	1,969,215
2.55%, 03/15/31 (Call 12/15/30)(a)	1,935	1,566,965
3.30%, 09/15/29 (Call 06/15/29)(a)	4,002	3,493,731
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)(a)	4,965	3,889,366
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)(a)	3,297	2,694,074
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	4,750	3,908,690
3.65%, 03/07/28 (Call 12/07/27)(a)	2,696	2,574,579
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	3,393	2,902,266
2.00%, 10/15/31 (Call 07/15/31)(a)	5,756	4,722,183
2.60%, 10/01/29 (Call 07/01/29)	4,129	3,670,461
4.95%, 11/21/32	1,685	1,726,447
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	3,998	3,260,126
3.55%, 03/20/30 (Call 12/20/29)	1,095	938,211
		89,559,656
Health Care - Services — 2.6%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	1,105	961,290
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)	753	713,456
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	295	243,947
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	3,010	2,833,825
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	1,875	1,624,119
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	596	475,824
2.34%, 01/01/30 (Call 10/01/29)	1,295	1,093,925
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	1,675	1,307,884
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	1,805	1,638,529
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,015	804,397

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)(a)	$755	$615,105
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	7,100	5,970,945
2.50%, 03/01/31 (Call 12/01/30)(a)	12,295	9,719,443
2.63%, 08/01/31 (Call 05/01/31)	6,005	4,721,251
3.00%, 10/15/30 (Call 07/15/30)	10,275	8,477,903
3.38%, 02/15/30 (Call 02/15/25)	7,089	6,038,503
4.25%, 12/15/27 (Call 12/16/22)(a)	5,000	4,692,400
4.63%, 12/15/29 (Call 12/15/24)(a)	12,083	11,235,196
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)(a)	1,340	1,268,700
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	890	718,087
3.35%, 10/01/29 (Call 04/01/29)	3,963	3,447,023
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)(a)	5,110	4,267,403
2.55%, 03/15/31 (Call 12/15/30)	4,624	3,901,010
2.88%, 09/15/29 (Call 06/15/29)	4,260	3,759,729
4.10%, 03/01/28 (Call 12/01/27)	5,996	5,785,088
5.50%, 10/15/32 (Call 07/15/32)	4,150	4,283,839
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	6,185	4,618,184
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	1,700	1,299,086
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,210	1,884,934
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,334	3,384,769
3.38%, 03/15/29 (Call 01/15/29)(a)(b)	2,635	2,320,468
3.50%, 09/01/30 (Call 03/01/30)	10,820	9,299,465
3.63%, 03/15/32 (Call 12/15/31)(a)(b)	10,410	8,898,934
4.13%, 06/15/29 (Call 03/15/29)(a)	9,403	8,593,020
5.63%, 09/01/28 (Call 03/01/28)	6,840	6,830,511
5.88%, 02/01/29 (Call 08/01/28)(a)	4,520	4,550,612
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.20%, 06/01/30 (Call 03/01/30)(b)	3,521	2,846,761
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,078	1,678,226
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)(a)	2,515	1,983,119
3.13%, 08/15/29 (Call 05/15/29)	2,912	2,559,822
3.70%, 03/23/29 (Call 02/23/29)	4,145	3,817,014
4.88%, 04/01/30 (Call 01/01/30)(a)	2,963	2,898,789
5.88%, 03/01/33	1,000	1,040,910
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	1,480	1,235,089
2.95%, 12/01/29 (Call 09/01/29)(a)	3,270	2,843,505
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	880	840,610
Ochsner LSU Health System of North Louisiana, Series
2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	580	452,595
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(a)	665	539,233
Piedmont Healthcare Inc., 2.04%, 01/01/32
(Call 07/01/31)	475	370,950
Providence St Joseph Health Obligated Group, Series
19A, 2.53%, 10/01/29 (Call 07/01/29)	2,826	2,385,948
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	1,105	928,267
2.95%, 06/30/30 (Call 03/30/30)	5,257	4,551,793
4.20%, 06/30/29 (Call 03/30/29)(a)	2,272	2,178,074
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(a)(b)	10,735	9,275,529
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	9,110	7,523,402

	Par
Security	(000)	Value

Health Care - Services (continued)
3.63%, 09/17/28 (Call 06/17/28)(b)	$2,866	$2,725,144
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	1,107	1,029,636
Stanford Health Care, Series 2020, 3.31%, 08/15/30
(Call 05/15/30)(a)	205	186,464
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,406	1,301,779
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)(a)	3,385	2,790,881
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	5,433	4,521,439
2.30%, 05/15/31 (Call 02/15/31)	6,531	5,456,622
2.88%, 08/15/29	4,769	4,291,917
3.85%, 06/15/28(a)	5,640	5,425,067
3.88%, 12/15/28	4,184	4,020,603
4.00%, 05/15/29 (Call 03/15/29)	4,402	4,227,173
4.20%, 05/15/32 (Call 02/15/32)(a)	7,372	7,098,749
5.30%, 02/15/30	1,500	1,549,049
5.35%, 02/15/33(a)	6,570	6,840,990
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(b)	3,859	3,085,232
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	2,485	1,879,709
		248,658,894
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	5,077	4,170,664
3.20%, 11/15/31 (Call 08/15/31)	2,730	2,045,472
Blackstone Private Credit Fund, 4.00%, 01/15/29
(Call 11/15/28)	4,940	4,197,445
Blackstone Secured Lending Fund, 2.85%, 09/30/28
(Call 07/30/28)	3,700	2,938,076
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29
(Call 06/06/29)(a)(b)	4,192	3,641,355
CK Hutchison International 19 Ltd., 3.63%, 04/11/29
(Call 01/11/29)(a)(b)	2,813	2,621,547
FS KKR Capital Corp., 3.13%, 10/12/28
(Call 08/12/28)(a)	3,895	3,153,391
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	2,560	1,929,610
Owl Rock Capital Corp., 2.88%, 06/11/28
(Call 04/11/28)	4,521	3,628,599
Prospect Capital Corp., 3.44%, 10/15/28
(Call 08/15/28)	2,420	1,863,173
		30,189,332
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	2,075	1,473,553
3.85%, 01/15/30 (Call 07/15/29)(a)	1,362	1,098,761
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)(a)	4,479	3,794,701
PulteGroup Inc., 7.88%, 06/15/32(a)	2,275	2,500,542
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	2,240	1,890,685
4.35%, 02/15/28 (Call 11/15/27)	1,815	1,635,517
		12,393,759
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	2,359	2,237,831
Panasonic Holdings Corp., 3.11%, 07/19/29
(Call 04/19/29)(a)(b)	2,235	1,970,269
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	937	741,880
4.70%, 05/14/32 (Call 02/14/32)(a)	2,120	1,996,887
4.75%, 02/26/29 (Call 11/26/28)(a)	3,339	3,246,206
		10,193,073

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	$2,225	$1,712,088
2.65%, 04/30/30 (Call 02/01/30)	2,375	1,961,512
4.88%, 12/06/28 (Call 09/06/28)(a)	2,532	2,486,564
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,695	1,375,858
5.60%, 11/15/32	2,000	2,086,806
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	2,017	1,615,347
3.90%, 05/15/28 (Call 02/15/28)(a)	1,885	1,813,616
4.40%, 05/01/29 (Call 03/01/29)	1,385	1,345,371
4.60%, 05/01/32 (Call 02/01/32)(a)	4,990	4,851,426
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(a)	2,852	2,323,490
3.10%, 03/26/30 (Call 12/26/29)	3,917	3,534,911
3.20%, 04/25/29 (Call 01/25/29)	2,307	2,113,738
3.95%, 11/01/28 (Call 08/01/28)	1,442	1,396,829
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31
(Call 04/01/31)(a)(b)	1,020	842,061
		29,459,617
Insurance — 4.5%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(c)	3,925	3,480,883
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	4,521	4,171,495
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	4,547	4,014,114
3.60%, 04/09/29 (Call 01/09/29)(b)	4,974	4,545,435
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	2,662	2,503,064
AIG SunAmerica Global Financing X, 6.90%,
03/15/32(b)	3,175	3,414,736
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,287	2,124,669
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	2,983	2,290,114
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)(a)	1,323	1,302,158
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)(a)	2,075	1,845,990
4.20%, 04/01/28 (Call 01/01/28)	705	671,010
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(c)	3,753	3,524,067
Americo Life Inc., 3.45%, 04/15/31(a)(b)	2,134	1,643,616
AmFam Holdings Inc., 2.81%, 03/11/31
(Call 12/11/30)(b)	2,500	1,961,628
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,597	3,076,062
3.75%, 05/02/29 (Call 02/02/29)(a)	3,901	3,630,630
4.50%, 12/15/28 (Call 09/15/28)	2,312	2,241,897
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,105	2,433,322
2.60%, 12/02/31 (Call 09/02/31)	1,715	1,403,923
5.00%, 09/12/32 (Call 06/12/32)(a)	3,340	3,306,391
Arthur J Gallagher & Co., 2.40%, 11/09/31
(Call 08/09/31)(a)	1,829	1,444,216
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	100	86,316
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,051	781,580
3.70%, 02/22/30 (Call 11/22/29)(a)	1,917	1,636,518
4.90%, 03/27/28 (Call 12/27/27)	1,858	1,788,925
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31
(Call 03/15/31)(a)	2,492	2,089,672
Athene Global Funding
1.99%, 08/19/28(b)	3,043	2,469,933

	Par
Security	(000)	Value

Insurance (continued)
2.50%, 03/24/28(a)(b)	$2,780	$2,352,391
2.55%, 11/19/30(b)	3,543	2,754,152
2.65%, 10/04/31(a)(b)	1,170	900,257
2.67%, 06/07/31(b)	2,851	2,191,433
2.72%, 01/07/29(b)	2,290	1,907,682
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)(a)	2,609	2,140,882
4.13%, 01/12/28 (Call 10/12/27)	4,940	4,516,453
6.15%, 04/03/30 (Call 01/03/30)(a)	2,436	2,458,629
6.65%, 02/01/33	1,000	1,000,641
AXA SA, 8.60%, 12/15/30(a)	4,050	4,782,367
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	2,026	1,813,842
4.90%, 01/15/40 (Call 01/15/30)(c)	1,634	1,335,795
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)(a)	2,025	1,907,658
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(b)	2,939	2,247,897
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,850	3,096,053
1.85%, 03/12/30 (Call 12/12/29)(a)	2,301	1,939,636
2.88%, 03/15/32 (Call 12/15/31)	4,175	3,680,359
Brighthouse Financial Global Funding, 2.00%,
06/28/28(a)(b)	1,912	1,582,337
Brighthouse Financial Inc., 5.63%, 05/15/30
(Call 02/15/30)(a)	3,043	2,960,799
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,365	2,587,972
4.20%, 03/17/32 (Call 12/17/31)(a)	2,890	2,530,736
4.50%, 03/15/29 (Call 12/15/28)(a)	2,407	2,259,597
Chubb INA Holdings Inc., 1.38%, 09/15/30
(Call 06/15/30)(a)	2,133	1,680,667
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	595	641,054
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	2,437	1,916,507
3.90%, 05/01/29 (Call 02/01/29)(a)	3,138	2,884,569
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)(a)	2,360	2,249,744
CNO Global Funding, 2.65%, 01/06/29(a)(b)	3,075	2,612,715
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	4,795	4,364,971
3.90%, 04/05/32 (Call 01/05/32)(b)	6,930	6,110,917
6.88%, 12/15/52 (Call 09/15/27)(a)(b)(c)	4,970	4,561,749
Doctors Co. An Interinsurance Exchange (The), 4.50%,
01/18/32 (Call 10/18/31)(b)	910	741,078
Empower Finance 2020 LP, 1.78%, 03/17/31
(Call 12/17/30)(b)	1,234	942,750
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,305	1,689,634
4.95%, 06/01/29 (Call 03/01/29)(a)	2,844	2,609,050
Equitable Financial Life Global Funding
1.75%, 11/15/30(a)(b)	1,312	1,012,887
1.80%, 03/08/28(b)	2,745	2,303,718
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	8,181	7,780,760
7.00%, 04/01/28	725	780,435
F&G Global Funding, 2.00%, 09/20/28(b)	3,330	2,738,404
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	3,220	2,604,999
4.63%, 04/29/30 (Call 01/29/30)(a)	2,723	2,475,165
4.85%, 04/17/28 (Call 01/17/28)	3,731	3,522,518

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.63%, 08/16/32 (Call 05/16/32)(b)	$3,370	$3,167,127
Farmers Exchange Capital, 7.05%, 07/15/28(b)	385	398,799
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,493	1,917,910
3.40%, 06/15/30 (Call 03/15/30)	3,393	2,852,237
4.50%, 08/15/28 (Call 05/15/28)(a)	1,532	1,450,031
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)(a)	3,153	2,337,032
4.00%, 05/15/30 (Call 02/15/30)	2,084	1,759,429
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	7,073	6,000,932
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	2,830	2,346,734
2.90%, 01/06/32(a)(b)	2,660	2,110,692
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	3,082	2,269,967
4.40%, 10/15/29 (Call 07/15/29)(b)	2,528	2,124,840
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)(a)	1,466	1,163,373
4.55%, 09/15/28 (Call 06/15/28)(a)	3,320	3,255,183
4.80%, 06/15/32 (Call 03/15/32)(a)	2,075	1,962,348
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	1,040	982,989
Guardian Life Global Funding, 1.63%, 09/16/28(a)(b)	3,020	2,504,183
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	1,696	1,316,520
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,628	3,108,687
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(a)(b)	2,380	2,373,714
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	1,937	1,486,287
5.67%, 06/08/32 (Call 03/08/32)(a)	2,640	2,508,140
Jackson National Life Global Funding, 3.05%, 06/21/29(a)(b)	2,285	1,987,803
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,287	1,792,418
3.80%, 02/23/32 (Call 11/23/31)	1,555	1,323,410
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	5,392	5,011,334
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	2,801	2,329,303
3.40%, 01/15/31 (Call 10/15/30)(a)	2,758	2,286,208
3.40%, 03/01/32 (Call 12/01/31)(a)	420	344,194
3.80%, 03/01/28 (Call 12/01/27)(a)	2,713	2,512,816
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)(a)	2,437	2,139,575
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	3,910	3,494,453
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	2,146	1,884,763
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	4,000	3,290,507
2.38%, 12/15/31 (Call 09/15/31)(a)	1,339	1,087,231
4.38%, 03/15/29 (Call 12/15/28)	7,572	7,369,658
5.75%, 11/01/32	2,500	2,654,799
MassMutual Global Funding II
1.55%, 10/09/30(b)	2,271	1,753,606
2.15%, 03/09/31(a)(b)	2,825	2,274,002
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,600	4,393,000
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	4,923	4,908,790
Metropolitan Life Global Funding, 2.40%, 01/11/32(a)(b)	3,700	3,002,448
Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	$2,213	$1,705,467
2.95%, 04/09/30(b)	5,070	4,435,040
3.05%, 06/17/29(a)(b)	2,965	2,652,849
3.30%, 03/21/29(b)	3,030	2,743,176
4.30%, 08/25/29(a)(b)	2,185	2,094,889
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	4,000	3,671,382
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31)(b)(c)	4,400	4,315,150
Nationwide Mutual Insurance Co., 8.25%, 12/01/31(b)	1,360	1,552,505
New York Life Global Funding
1.20%, 08/07/30(b)	2,162	1,668,683
1.85%, 08/01/31(b)	2,800	2,229,165
3.00%, 01/10/28(b)	5,168	4,801,892
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	7,123	5,479,622
2.90%, 09/16/51 (Call 09/16/31)(a)(b)(c)	4,480	3,479,136
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	4,489	3,669,709
Northwestern Mutual Global Funding, 1.70%, 06/01/28(a)(b)	1,823	1,544,222
Pacific Life Global Funding II
1.45%, 01/20/28(b)	2,358	1,942,564
1.60%, 09/21/28(a)(b)	2,525	2,047,155
2.45%, 01/11/32(b)	1,890	1,507,048
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	2,905	2,629,367
4.50%, 10/01/50 (Call 04/01/30)(a)(c)	2,340	1,942,200
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	2,885	2,352,555
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	3,101	2,553,894
3.70%, 05/15/29 (Call 02/15/29)(a)	2,807	2,624,739
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,322	1,773,339
1.63%, 11/19/30(b)	1,260	965,059
2.50%, 09/16/29(a)(b)	2,595	2,196,979
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	2,955	2,609,327
3.20%, 03/26/30 (Call 12/26/29)	1,047	941,875
4.00%, 03/01/29 (Call 12/01/28)(a)	3,017	2,897,837
6.63%, 03/01/29	55	60,099
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	1,584	1,391,807
4.30%, 09/30/28 (Call 06/30/28)(b)	1,467	1,380,846
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	2,812	2,158,137
1.90%, 07/06/28(a)(b)	3,494	2,909,762
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	3,180	2,623,366
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	4,014	3,231,270
3.88%, 03/27/28 (Call 12/27/27)(a)	2,251	2,169,307
5.13%, 03/01/52 (Call 11/28/31)(a)(c)	4,810	4,112,095
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	4,127	3,832,291
6.00%, 09/01/52 (Call 06/01/32)(c)	5,020	4,628,645
Prudential PLC
3.13%, 04/14/30	4,778	4,177,205
3.63%, 03/24/32 (Call 12/24/31)(a)	1,590	1,407,328
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,809	2,405,059
3.90%, 05/15/29 (Call 02/15/29)	3,032	2,780,131

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	$2,692	$2,458,772
RGA Global Funding, 2.70%, 01/18/29(a)(b)	2,380	2,038,692
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	4,347	3,296,473
4.75%, 04/08/32 (Call 01/08/32)(b)	2,050	1,729,602
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	2,745	2,147,612
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,290	1,774,705
Sumitomo Life Insurance Co., 3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	4,550	3,656,061
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	4,980	4,421,244
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	275	240,660
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,871	1,697,362
Voya Financial Inc., 4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	2,681	1,980,981
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	3,791	3,200,674
4.50%, 09/15/28 (Call 06/15/28)(a)	3,166	2,991,295
		424,220,001
Internet — 2.3%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	6,855	5,542,232
3.40%, 12/06/27 (Call 09/06/27)(a)	11,159	10,251,156
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	10,028	7,976,779
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)	9,361	7,610,641
1.65%, 05/12/28 (Call 03/12/28)	10,401	9,041,300
2.10%, 05/12/31 (Call 02/12/31)	14,082	11,757,432
3.45%, 04/13/29 (Call 02/13/29)	6,955	6,561,247
3.60%, 04/13/32 (Call 01/13/32)(a)	11,695	10,897,834
4.65%, 12/01/29 (Call 10/01/29)	6,000	6,028,298
4.70%, 12/01/32	6,000	6,050,773
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)(a)	1,200	963,882
2.38%, 08/23/31 (Call 05/23/31)(a)	2,355	1,839,054
3.43%, 04/07/30 (Call 01/07/30)	2,080	1,801,142
4.38%, 03/29/28 (Call 12/29/27)(a)	2,191	2,053,267
4.88%, 11/14/28 (Call 08/14/28)(a)	1,754	1,677,068
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	2,110	1,978,541
4.63%, 04/13/30 (Call 01/13/30)	7,385	7,194,574
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	3,612	2,967,258
2.70%, 03/11/30 (Call 12/11/29)(a)	4,883	4,159,928
6.30%, 11/22/32	35	36,486
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	3,198	2,599,861
3.25%, 02/15/30 (Call 11/15/29)(a)	5,884	5,031,211
3.80%, 02/15/28 (Call 11/15/27)(a)	4,866	4,509,863
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	3,427	3,010,157
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	5,430	4,080,794
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)(b)	16,745	14,982,583
Netflix Inc.
4.88%, 04/15/28	7,135	6,931,438
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	3,658	3,455,146
5.38%, 11/15/29(b)	3,688	3,619,805
5.88%, 11/15/28(a)	8,418	8,503,948
6.38%, 05/15/29(a)	3,548	3,660,188
Security	Par (000)	Value

Internet (continued)
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	$8,280	$6,181,143
3.68%, 01/21/30 (Call 10/21/29)(b)	5,107	4,141,159
4.19%, 01/19/32 (Call 10/19/31)(a)(b)	3,200	2,519,712
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(b)	10,090	8,204,574
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,165	1,785,324
3.60%, 01/19/28 (Call 10/19/27)(b)	10,855	9,926,034
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	12,558	11,513,394
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	2,680	1,964,173
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)(a)	3,425	2,807,229
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	3,346	2,459,772
		218,276,400
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	2,959	2,655,184
6.80%, 11/29/32	6,000	6,063,778
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,660	2,409,508
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)	2,532	2,164,560
3.13%, 04/01/32 (Call 01/01/32)	2,704	2,309,460
3.95%, 05/01/28 (Call 02/01/28)	2,888	2,739,979
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)(a)	1,970	1,551,018
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	2,658	2,271,810
3.45%, 04/15/30 (Call 01/15/30)	2,735	2,409,054
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	7,642	6,656,689
		31,231,040
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	2,760	2,009,677
4.40%, 09/15/32 (Call 06/15/32)(a)	1,425	1,196,929
		3,206,606
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	1,752	1,532,812
3.70%, 01/15/31 (Call 10/15/30)	2,484	2,128,948
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	1,582	1,447,621
6.00%, 04/23/30 (Call 01/23/30)(a)	2,537	2,517,760
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	941	899,028
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,931	4,630,572
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,360	1,145,105
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5,488	4,484,035
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,672	2,486,900
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	2,035	1,658,525
3.75%, 08/08/31 (Call 05/08/31)	3,850	3,080,000
4.88%, 06/18/30 (Call 03/18/30)	2,289	1,974,262
5.90%, 08/08/28 (Call 05/08/28)(a)	8,497	7,923,452
		35,909,020
Machinery — 0.9%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	1,115	1,059,975
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	2,443	2,016,494
2.60%, 09/19/29 (Call 06/19/29)	2,497	2,228,081

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.60%, 04/09/30 (Call 01/09/30)(a)	$3,481	$3,054,897
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	3,109	2,811,644
5.38%, 10/16/29(a)	2,211	2,320,458
7.13%, 03/03/31	265	308,491
8.10%, 05/15/30(a)	385	461,188
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	1,415	1,243,092
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(a)	2,404	1,799,345
3.50%, 10/01/30 (Call 07/01/30)(a)	2,369	1,982,818
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,063	886,754
3.00%, 05/01/30 (Call 02/01/30)	3,211	2,782,810
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,923	3,084,271
1.50%, 03/06/28(a)	2,318	2,001,474
2.00%, 06/17/31	3,760	3,068,969
2.45%, 01/09/30(a)	3,439	2,988,590
2.80%, 07/18/29	2,862	2,570,478
3.05%, 01/06/28(a)	1,734	1,625,059
3.35%, 04/18/29	3,610	3,368,987
3.45%, 03/07/29	2,987	2,807,244
3.90%, 06/07/32	3,110	2,940,144
4.35%, 09/15/32	2,485	2,443,935
4.85%, 10/11/29(a)	2,065	2,095,980
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	1,255	953,960
4.55%, 04/15/28 (Call 01/15/28)	1,866	1,726,351
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)(a)	1,385	1,161,502
4.60%, 05/15/28 (Call 02/15/28)(a)	1,517	1,434,161
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	7,081	6,034,005
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,995	1,589,756
3.50%, 03/01/29 (Call 12/01/28)	2,996	2,815,555
6.70%, 01/15/28	305	328,445
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	6,063	5,823,862
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	3,650	3,156,601
2.25%, 01/30/31 (Call 10/30/30)(a)	3,887	3,195,160
		80,170,536
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	4,107	3,531,521
3.05%, 04/15/30 (Call 01/15/30)(a)	2,788	2,487,726
3.38%, 03/01/29 (Call 12/01/28)(a)	4,025	3,754,619
3.63%, 09/14/28 (Call 06/14/28)	3,022	2,885,658
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	2,665	2,044,958
2.75%, 03/01/30 (Call 12/01/29)(a)	3,507	2,933,931
Eaton Corp., 4.00%, 11/02/32	100	92,676
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	5,220	5,074,222
General Electric Co., 6.75%, 03/15/32	10,830	12,289,195
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	5,246	4,736,534
4.50%, 09/15/29 (Call 07/15/29)	4,275	4,149,840
Security	Par (000)	Value

Manufacturing (continued)
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	$2,076	$1,902,875
5.90%, 07/15/32 (Call 04/15/32)(a)	2,705	2,669,478
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	5,827	5,001,156
2.15%, 03/11/31(a)(b)	8,247	6,777,387
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)(a)	3,352	2,890,103
2.75%, 04/01/31 (Call 01/01/31)(a)	4,810	3,963,210
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,273	1,831,705
3.00%, 06/01/30 (Call 03/01/30)	3,078	2,626,299
3.38%, 03/01/28 (Call 12/01/27)(a)	1,371	1,239,326
3.90%, 09/17/29 (Call 06/17/29)	1,700	1,556,773
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	2,659	2,533,650
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	3,546	3,287,709
		80,260,551
Media — 1.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,540	4,533,314
2.30%, 02/01/32 (Call 11/01/31)	5,812	4,357,543
2.80%, 04/01/31 (Call 01/01/31)	8,542	6,758,969
3.75%, 02/15/28 (Call 11/15/27)	4,376	3,992,845
4.20%, 03/15/28 (Call 12/15/27)(a)	5,511	5,126,296
5.05%, 03/30/29 (Call 12/30/28)	5,602	5,328,568
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	7,970	6,291,964
1.95%, 01/15/31 (Call 10/15/30)	6,867	5,597,967
2.65%, 02/01/30 (Call 11/01/29)	7,827	6,833,103
3.15%, 02/15/28 (Call 11/15/27)(a)	7,711	7,177,609
3.40%, 04/01/30 (Call 01/01/30)	7,438	6,796,359
3.55%, 05/01/28 (Call 02/01/28)	5,125	4,857,349
4.15%, 10/15/28 (Call 07/15/28)	18,864	18,303,269
4.25%, 10/15/30 (Call 07/15/30)(a)	6,783	6,535,694
5.50%, 11/15/32 (Call 08/15/32)	6,670	6,991,827
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	3,024	2,308,870
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	3,392	2,718,449
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	4,167	3,510,522
3.95%, 03/20/28 (Call 12/20/27)	7,664	6,882,771
4.13%, 05/15/29 (Call 02/15/29)	3,466	3,051,350
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)(a)	2,390	2,014,321
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	1,532	1,346,995
4.71%, 01/25/29 (Call 10/25/28)(a)	9,530	9,209,847
Grupo Televisa SAB, 8.50%, 03/11/32(a)	320	375,744
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)(a)	2,274	2,017,977
3.70%, 06/01/28 (Call 03/01/28)	2,459	2,226,666
4.20%, 06/01/29 (Call 03/01/29)(a)	2,320	2,068,483
4.20%, 05/19/32 (Call 02/19/32)(a)	5,225	4,335,206
4.95%, 01/15/31 (Call 10/15/30)(a)	4,195	3,782,103
7.88%, 07/30/30(a)	5,175	5,575,137
TCI Communications Inc., 7.13%, 02/15/28(a)	1,444	1,590,250
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	470	537,355

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	$9,764	$8,266,017
2.20%, 01/13/28(a)	5,047	4,523,122
2.65%, 01/13/31(a)	12,334	10,612,524
3.80%, 03/22/30(a)	6,371	5,984,685
		182,421,070
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,315	1,183,825
4.50%, 12/15/28 (Call 09/15/28)	1,880	1,793,162
		2,976,987
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,650	2,322,222
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	3,000	2,875,770
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	2,000	1,941,538
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	2,496	2,096,294
2.63%, 09/10/30 (Call 06/10/30)(b)	4,704	3,810,647
2.88%, 03/17/31 (Call 12/17/30)(a)(b)	2,334	1,912,059
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	1,785	1,606,379
4.50%, 03/15/28 (Call 12/15/27)(b)	3,152	2,953,619
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	3,512	3,493,085
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	2,260	1,982,076
3.75%, 10/01/30 (Call 07/01/30)(a)	3,360	2,907,632
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,195	1,714,347
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	5,220	4,631,880
3.15%, 01/14/30 (Call 10/14/29)(b)	4,338	3,871,315
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	4,770	4,342,942
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(b)	7,035	6,507,375
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	2,915	2,662,503
4.25%, 03/01/30 (Call 03/01/25)(a)	2,630	2,342,322
4.38%, 08/01/28 (Call 08/01/23)(a)	2,590	2,379,085
4.63%, 08/01/30 (Call 08/01/25)(a)	3,112	2,842,592
5.25%, 09/01/29 (Call 09/01/24)(a)	2,760	2,636,766
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	4,677	3,795,262
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	3,605	2,870,045
2.85%, 04/27/31 (Call 01/27/31)(b)	2,884	2,375,064
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	4,125	3,974,101
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(b)	1,000	1,006,620
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(b)	5,071	4,754,063
6.53%, 11/15/28(a)(b)	2,349	2,364,524
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)(b)	3,240	2,959,406
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	2,199	1,880,277
4.70%, 05/12/31 (Call 02/12/31)(b)	2,210	1,638,666
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(a)(b)	3,515	2,968,809
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	5,264	4,253,923
2.60%, 07/15/32 (Call 04/15/32)	4,165	3,334,750
2.80%, 10/01/29 (Call 07/01/29)	3,993	3,427,710
Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	$3,332	$3,792,774
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	2,724	3,005,765
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(a)(b)	3,570	3,095,140
Southern California Edison Co., 5.95%, 11/01/32	2,735	2,896,392
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,667	2,397,694
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	2,645	2,011,959
4.63%, 12/15/27 (Call 09/15/27)	1,229	1,138,795
		121,774,187
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)(a)	3,680	3,120,566
3.28%, 12/01/28 (Call 10/01/28)	1,930	1,633,012
3.57%, 12/01/31 (Call 09/01/31)	4,665	3,848,952
4.25%, 04/01/28 (Call 01/03/23)(a)	2,760	2,493,522
		11,096,052
Oil & Gas — 4.5%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	4,895	4,338,125
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	3,215	2,855,368
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	4,847	3,917,298
2.72%, 01/12/32 (Call 10/12/31)(a)	9,225	7,815,415
3.63%, 04/06/30 (Call 01/06/30)	6,089	5,657,065
3.94%, 09/21/28 (Call 06/21/28)	3,773	3,629,563
4.23%, 11/06/28 (Call 08/06/28)	9,439	9,203,137
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)	4,423	4,209,133
4.88%, (Call 03/22/30)(c)(d)	11,051	9,722,117
Burlington Resources LLC
7.20%, 08/15/31	3,375	3,880,765
7.40%, 12/01/31	139	161,237
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,637	3,107,180
7.20%, 01/15/32(a)	605	661,518
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)	2,140	1,728,434
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	6,672	5,753,597
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	2,605	2,418,504
3.85%, 01/15/28 (Call 10/15/27)	2,918	2,835,341
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	3,420	3,053,171
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(a)	3,335	3,266,553
Conoco Funding Co., 7.25%, 10/15/31	2,545	2,933,539
ConocoPhillips Co.
5.90%, 10/15/32(a)	50	54,357
6.95%, 04/15/29	8,773	9,775,967
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	3,040	2,292,111
4.38%, 01/15/28 (Call 10/15/27)	4,785	4,398,839
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	7,365	6,895,902
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(a)(b)	2,807	2,673,583
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	3,373	3,163,423
5.88%, 06/15/28 (Call 06/15/23)(a)	1,045	1,045,333
7.88%, 09/30/31(a)	1,165	1,328,696

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.95%, 04/15/32	$2,051	$2,353,997
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,436	2,891,527
3.50%, 12/01/29 (Call 09/01/29)(a)	5,073	4,515,485
6.25%, 03/15/33 (Call 12/15/32)	1,740	1,800,724
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	1,735	1,450,336
5.25%, 11/06/29 (Call 08/06/29)(b)	2,840	2,740,600
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,545	5,146,007
Series X-R, 4.75%, 09/12/28(b)	5,305	5,129,318
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	3,635	3,569,450
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	2,000	1,730,063
5.00%, 01/15/29 (Call 07/15/28)	1,236	1,178,336
5.70%, 04/01/28 (Call 03/01/28)(a)	2,000	1,998,120
7.00%, 02/01/30 (Call 11/01/29)(a)	3,945	4,150,371
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	4,716	4,059,141
3.13%, 04/06/30 (Call 01/06/30)(a)	7,675	6,968,760
3.63%, 09/10/28 (Call 06/10/28)	6,083	5,809,438
6.50%, 12/01/28(b)	3,150	3,416,461
6.80%, 01/15/28(a)	910	978,372
7.15%, 01/15/29	1,638	1,829,151
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	6,224	5,502,558
2.61%, 10/15/30 (Call 07/15/30)(a)	7,970	7,040,358
3.48%, 03/19/30 (Call 12/19/29)	9,877	9,295,646
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	2,425	1,994,424
Hess Corp.
7.30%, 08/15/31	4,170	4,582,760
7.88%, 10/01/29(a)	2,230	2,496,552
HF Sinclair Corp., 4.50%, 10/01/30	1,686	1,496,250
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	3,485	3,119,065
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 04/15/31)(b)	4,364	3,596,137
Marathon Oil Corp., 6.80%, 03/15/32	3,650	3,828,383
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	2,487	2,308,985
Ovintiv Inc.
7.20%, 11/01/31	2,467	2,636,014
7.38%, 11/01/31	3,020	3,272,861
8.13%, 09/15/30(a)	2,240	2,489,895
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	4,270	3,490,916
3.10%, 01/21/30 (Call 10/21/29)(a)(b)	2,540	2,217,407
3.10%, 08/27/30 (Call 05/25/30)(b)	3,170	2,736,855
3.65%, 07/30/29(a)(b)	3,950	3,602,908
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	520	431,405
3.50%, 04/21/30 (Call 01/21/30)(b)	10,909	10,015,660
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(a)(b)	3,495	3,087,521
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	3,736	3,027,480
3.15%, 12/15/29 (Call 09/15/29)(a)(b)	2,733	2,418,453
3.75%, 03/01/28 (Call 12/01/27)(b)	2,083	1,915,161
3.90%, 03/15/28 (Call 12/15/27)	3,700	3,510,977
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	5,594	4,469,937
Security	Par (000)	Value

Oil & Gas (continued)
2.15%, 01/15/31 (Call 10/15/30)(a)	$3,534	$2,853,440
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	1,705	1,448,602
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)	16,860	14,042,222
Reliance Industries Ltd., 2.88%, 01/12/32(b)	7,690	6,405,092
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	14,735	12,598,425
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	4,349	3,471,531
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	9,970	8,248,181
3.50%, 04/16/29(b)	14,980	13,852,755
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	7,034	6,166,872
2.75%, 04/06/30 (Call 01/06/30)(a)	8,104	7,189,088
3.88%, 11/13/28 (Call 08/13/28)(a)	6,990	6,806,482
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	5,285	4,397,013
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	7,590	6,649,258
2.95%, 08/08/29 (Call 05/08/29)(b)	4,242	3,817,908
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,427	4,873,271
4.25%, 09/12/28(a)(b)	3,540	3,440,980
Suncor Energy Inc.
7.00%, 11/15/28	800	863,877
7.15%, 02/01/32	1,500	1,625,162
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(b)	3,248	2,273,600
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	1,770	1,386,465
Tosco Corp., 8.13%, 02/15/30	511	603,947
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	5,793	5,165,782
3.46%, 02/19/29 (Call 11/19/28)(a)	5,835	5,489,414
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	4,667	4,552,796
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	3,190	2,642,585
4.00%, 04/01/29 (Call 01/01/29)	130	123,363
4.35%, 06/01/28 (Call 03/01/28)(a)	3,053	2,977,044
7.50%, 04/15/32	4,240	4,805,485
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(b)	2,000	2,043,691
8.00%, 11/15/32 (Call 08/15/32)(b)	5,200	5,438,479
Woodside Finance Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	3,724	3,370,699
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	6,935	6,532,676
		425,231,681
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	2,713	2,417,727
3.34%, 12/15/27 (Call 09/15/27)	6,225	5,812,951
4.49%, 05/01/30 (Call 02/01/30)	2,156	2,074,255
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	4,810	4,158,268
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	2,476	2,207,986
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)(b)	7,178	6,775,676
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	4,137	3,929,482
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	5,565	4,837,820
		32,214,165

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	$2,449	$2,281,382
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,524	2,056,216
2.69%, 05/25/31 (Call 02/25/31)	3,533	2,852,802
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	715	597,489
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	2,792	2,317,161
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	2,533	2,188,852
3.40%, 12/15/27 (Call 09/15/27)	2,503	2,316,582
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	3,285	2,688,899
3.13%, 05/01/30 (Call 02/01/30)(a)	1,536	1,329,165
WestRock MWV LLC
7.95%, 02/15/31(a)	1,540	1,741,993
8.20%, 01/15/30(a)	1,525	1,721,517
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	2,660	2,449,716
4.00%, 03/15/28 (Call 12/15/27)	3,017	2,823,716
4.20%, 06/01/32 (Call 03/01/32)(a)	2,770	2,492,799
4.90%, 03/15/29 (Call 12/15/28)(a)	3,769	3,642,258
		33,500,547
Pharmaceuticals — 3.3%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)(a)	25,027	22,849,104
4.25%, 11/14/28 (Call 08/14/28)	8,191	7,986,089
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	4,839	4,006,210
2.80%, 05/15/30 (Call 02/15/30)(a)	2,500	2,129,365
3.45%, 12/15/27 (Call 09/15/27)	3,244	3,043,919
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	5,706	4,961,408
2.25%, 05/28/31 (Call 02/28/31)(a)	2,385	2,001,227
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)(a)	7,259	5,806,875
4.00%, 01/17/29 (Call 10/17/28)(a)	4,555	4,422,663
Bayer Corp., 6.65%, 02/15/28(a)(b)	225	231,710
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	17,513	16,624,358
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	4,629	3,709,735
2.82%, 05/20/30 (Call 02/20/30)(a)	3,720	3,240,330
4.30%, 08/22/32 (Call 05/22/32)(a)	2,420	2,304,044
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)(a)	5,309	4,236,315
2.95%, 03/15/32 (Call 12/15/31)(a)	8,595	7,585,278
3.40%, 07/26/29 (Call 04/26/29)	10,425	9,759,391
3.90%, 02/20/28 (Call 11/20/27)	7,508	7,302,260
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	7,049	5,841,923
2.40%, 03/15/30 (Call 12/15/29)(a)	6,993	5,939,403
4.38%, 10/15/28 (Call 07/15/28)	17,589	17,142,664
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)(a)	5,981	4,763,872
1.88%, 02/28/31 (Call 11/28/30)(a)	5,920	4,716,600
2.13%, 09/15/31 (Call 06/15/31)(a)	4,670	3,732,473
3.25%, 08/15/29 (Call 05/15/29)(a)	9,316	8,414,995
3.75%, 04/01/30 (Call 01/01/30)	7,282	6,728,307
4.30%, 03/25/28 (Call 12/25/27)(a)	20,794	20,214,180
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	4,412	4,189,250
Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	$7,813	$7,557,644
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	4,595	4,276,719
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	8,969	7,348,402
2.90%, 01/15/28 (Call 10/15/27)	7,293	6,883,034
6.95%, 09/01/29(a)	460	548,629
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	1,401	1,326,276
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	5,932	4,786,541
1.90%, 12/10/28 (Call 10/10/28)(a)	5,245	4,564,221
2.15%, 12/10/31 (Call 09/10/31)(a)	9,499	7,894,067
3.40%, 03/07/29 (Call 12/07/28)	8,598	8,098,591
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	1,506	1,625,016
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,480	3,277,235
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	7,072	6,068,463
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	4,742	3,925,390
1.75%, 08/18/31 (Call 05/18/31)(a)	4,600	3,742,604
2.63%, 04/01/30 (Call 01/01/30)	5,854	5,192,789
3.45%, 03/15/29 (Call 12/15/28)	7,850	7,440,887
3.60%, 09/15/28 (Call 06/15/28)(a)	4,710	4,551,238
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	4,508	4,328,614
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	11,454	9,433,635
5.00%, 11/26/28 (Call 08/26/28)	7,915	7,917,173
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	6,879	5,487,023
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,590	2,957,712
3.90%, 08/20/28 (Call 05/20/28)(a)	2,223	2,119,321
		315,235,172
Pipelines — 3.0%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,090	1,940,160
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	2,202	1,861,453
3.60%, 09/01/32 (Call 06/01/32)(a)	2,195	1,840,773
4.80%, 05/03/29 (Call 02/03/29)	2,415	2,279,192
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	3,485	2,975,376
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	7,013	6,397,402
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	3,100	2,522,625
4.00%, 03/01/31 (Call 03/01/26)	5,000	4,368,750
4.50%, 10/01/29 (Call 10/01/24)	5,000	4,590,000
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(a)(b)	3,693	3,232,576
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	660	751,305
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(a)	1,680	1,400,754
5.13%, 05/15/29 (Call 02/15/29)(a)	2,605	2,525,797
8.13%, 08/16/30(a)	2,025	2,246,156
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	1,455	1,305,536
Eastern Gas Transmission & Storage Inc., 3.00%,
11/15/29 (Call 08/15/29)	2,397	2,091,740
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	1,310	1,116,284
8.38%, 06/15/32	190	218,440
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	5,415	4,776,630

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(a)(c)	$4,037	$3,660,843
7.38%, 01/15/83 (Call 10/15/27)(c)	1,000	969,322
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	4,436	3,944,582
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	6,772	6,002,617
4.15%, 09/15/29 (Call 06/15/29)	2,793	2,534,111
4.95%, 05/15/28 (Call 02/15/28)	4,056	3,906,610
4.95%, 06/15/28 (Call 03/15/28)	4,925	4,764,133
5.25%, 04/15/29 (Call 01/15/29)(a)	7,203	7,007,297
8.25%, 11/15/29 (Call 08/15/29)(a)	1,465	1,664,998
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	5,636	4,872,532
3.13%, 07/31/29 (Call 04/30/29)	5,785	5,146,163
4.15%, 10/16/28 (Call 07/16/28)	4,786	4,562,891
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	3,287	2,488,620
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(b)	3,475	2,772,989
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	2,432	1,881,996
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	2,488	2,036,232
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	3,109	2,955,170
Kinder Morgan Energy Partners LP
7.40%, 03/15/31(a)	524	574,970
7.75%, 03/15/32	3,210	3,600,031
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	6,151	4,858,306
4.30%, 03/01/28 (Call 12/01/27)(a)	5,343	5,165,947
4.80%, 02/01/33 (Call 11/01/32)(a)	4,000	3,760,075
7.75%, 01/15/32	3,670	4,200,333
7.80%, 08/01/31	1,010	1,137,596
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	2,143	1,873,668
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,351,957
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)(a)	6,616	5,429,265
4.00%, 03/15/28 (Call 12/15/27)	5,727	5,361,171
4.25%, 12/01/27 (Call 09/01/27)	3,426	3,268,177
4.80%, 02/15/29 (Call 11/15/28)	3,530	3,397,395
4.95%, 09/01/32 (Call 06/01/32)	4,640	4,391,905
NGPL PipeCo LLC, 3.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,085	2,524,286
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,444	3,758,535
3.40%, 09/01/29 (Call 06/01/29)(a)	3,901	3,396,669
4.35%, 03/15/29 (Call 12/15/28)(a)	3,772	3,497,466
4.55%, 07/15/28 (Call 04/15/28)	4,402	4,184,136
6.10%, 11/15/32 (Call 08/15/32)	215	218,914
6.35%, 01/15/31 (Call 10/15/30)(a)	1,785	1,836,210
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	338	347,196
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	4,873	4,246,604
3.80%, 09/15/30 (Call 06/15/30)	3,232	2,831,156
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	2,582	2,413,480
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	6,476	6,114,071
4.50%, 05/15/30 (Call 11/15/29)(a)	8,963	8,468,937
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	395	435,255
Security	Par (000)	Value

Pipelines (continued)
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	$3,070	$2,684,653
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	5,445	4,669,569
4.88%, 02/01/31 (Call 02/01/26)	5,220	4,754,480
5.00%, 01/15/28 (Call 01/15/23)	1,720	1,629,236
5.50%, 03/01/30 (Call 03/01/25)	1,545	1,477,174
6.88%, 01/15/29 (Call 01/15/24)(a)	250	256,840
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	6,602	5,590,957
7.00%, 10/15/28(a)	3,003	3,215,754
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	2,055	1,867,642
7.00%, 07/15/32(a)	260	284,575
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	5,275	4,273,221
4.10%, 04/15/30 (Call 01/15/30)	6,100	5,692,409
4.25%, 05/15/28 (Call 02/15/28)	6,890	6,582,999
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29), (1 day SOFR + 4.416%)(c)	5,157	4,396,342
5.60%, 03/07/82 (Call 12/07/31)(c)	3,075	2,618,815
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	4,111	3,611,018
4.00%, 03/15/28 (Call 12/15/27)	1,911	1,807,106
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,210	2,070,240
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	3,000	2,738,280
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,964	2,902,436
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	7,699	6,335,642
3.50%, 11/15/30 (Call 08/15/30)	5,420	4,796,246
4.65%, 08/15/32 (Call 05/15/32)	5,280	5,001,428
7.75%, 06/15/31	664	728,945
8.75%, 03/15/32	600	718,714
Series A, 7.50%, 01/15/31	2,005	2,212,249
		287,172,736
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,500	2,048,321
4.87%, 02/15/29 (Call 11/15/28)(b)	3,583	3,407,624
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,599	2,237,368
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	4,022	3,645,209
		11,338,522
Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	2,678	2,103,837
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	2,425	1,843,163
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,891	1,372,896
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	225	183,299
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	4,450	3,472,619
4.13%, 02/01/29 (Call 11/01/28)(b)	4,938	4,512,419
		13,488,233

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 5.7%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	$2,055	$1,691,007
2.90%, 10/01/30 (Call 07/01/30)(a)	1,885	1,541,021
4.80%, 10/01/32 (Call 07/01/32)(a)	210	193,159
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	5,105	3,892,487
2.75%, 12/15/29 (Call 09/15/29)	2,076	1,755,356
3.38%, 08/15/31 (Call 05/15/31)(a)	2,775	2,421,213
3.95%, 01/15/28 (Call 10/15/27)(a)	2,209	2,078,678
4.50%, 07/30/29 (Call 04/30/29)	1,243	1,176,290
4.70%, 07/01/30 (Call 04/01/30)	2,950	2,829,789
4.90%, 12/15/30 (Call 09/15/30)	1,915	1,863,184
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)(a)	2,220	1,790,727
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	2,390	1,857,731
3.63%, 04/15/32 (Call 01/15/32)(a)	2,365	2,003,857
4.25%, 02/15/28 (Call 11/15/27)(a)	2,402	2,238,173
4.90%, 02/15/29 (Call 11/15/28)	2,042	1,943,644
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	3,463	2,860,243
1.88%, 10/15/30 (Call 07/15/30)	3,700	2,882,421
2.10%, 06/15/30 (Call 03/15/30)	3,434	2,758,525
2.30%, 09/15/31 (Call 06/15/31)(a)	3,295	2,609,814
2.70%, 04/15/31 (Call 01/15/31)(a)	3,210	2,650,108
2.90%, 01/15/30 (Call 10/15/29)	3,830	3,279,776
3.60%, 01/15/28 (Call 10/15/27)	3,716	3,418,027
3.80%, 08/15/29 (Call 05/15/29)(a)	7,895	7,223,169
3.95%, 03/15/29 (Call 12/15/28)	3,205	2,966,136
4.05%, 03/15/32 (Call 12/15/31)(a)	2,030	1,845,823
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	2,815	2,374,920
2.05%, 01/15/32 (Call 10/15/31)(a)	525	418,131
2.30%, 03/01/30 (Call 12/01/29)(a)	3,618	3,048,267
2.45%, 01/15/31 (Call 10/17/30)	3,526	2,931,186
3.20%, 01/15/28 (Call 10/15/27)	1,777	1,636,650
3.30%, 06/01/29 (Call 03/01/29)	2,035	1,830,861
5.00%, 02/15/33	235	235,078
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	3,050	2,324,713
2.90%, 03/15/30 (Call 12/15/29)	3,093	2,524,633
3.25%, 01/30/31 (Call 10/30/30)	6,107	5,104,721
3.40%, 06/21/29 (Call 03/21/29)	6,244	5,397,491
4.50%, 12/01/28 (Call 09/01/28)	3,630	3,380,345
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	553	488,631
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	3,002	2,484,598
2.50%, 08/16/31 (Call 05/16/31)	2,500	1,894,679
4.05%, 07/01/30 (Call 04/01/30)	3,499	3,057,895
4.13%, 05/15/29 (Call 02/15/29)	2,693	2,406,875
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	1,712	1,294,714
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	3,316	2,849,482
3.15%, 07/01/29 (Call 04/01/29)(a)	3,038	2,713,204
4.10%, 10/15/28 (Call 07/15/28)	2,030	1,928,007
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,029,750
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	$2,143	$1,658,500
2.75%, 04/15/31 (Call 01/15/31)	2,696	2,037,042
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)(a)	4,900	3,885,624
2.25%, 01/15/31 (Call 10/15/30)	5,404	4,370,563
3.30%, 07/01/30 (Call 04/01/30)	3,652	3,211,793
3.80%, 02/15/28 (Call 11/15/27)	4,585	4,277,288
Crown Castle International Corp.
2.50%, 07/15/31 (Call 04/15/31)	3,325	2,713,015
3.10%, 11/15/29 (Call 08/15/29)	2,868	2,517,161
4.30%, 02/15/29 (Call 11/15/28)(a)	2,950	2,812,362
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	830	631,983
2.25%, 12/15/28 (Call 10/15/28)	2,703	2,232,038
2.50%, 02/15/32 (Call 11/15/31)	2,970	2,284,871
3.00%, 02/15/30 (Call 11/15/29)	1,883	1,580,754
4.38%, 02/15/29 (Call 11/15/28)(a)	1,690	1,576,728
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	4,368	3,961,234
4.45%, 07/15/28 (Call 04/15/28)(a)	3,154	3,007,253
5.55%, 01/15/28 (Call 12/15/27)(a)	1,050	1,053,105
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	1,885	1,382,075
3.75%, 08/15/29 (Call 05/15/29)	2,000	1,576,003
4.95%, 04/15/28 (Call 01/15/28)	2,000	1,735,144
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	4,380	3,641,536
2.00%, 05/15/28 (Call 03/15/28)	1,169	983,164
2.15%, 07/15/30 (Call 04/15/30)(a)	3,994	3,199,624
2.50%, 05/15/31 (Call 02/15/31)	5,703	4,592,830
3.20%, 11/18/29 (Call 08/18/29)(a)	4,863	4,263,885
3.90%, 04/15/32 (Call 01/15/32)	5,628	5,017,371
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	4,132	3,238,803
2.50%, 02/15/30 (Call 11/15/29)	1,217	1,019,469
3.00%, 07/01/29 (Call 04/01/29)	2,446	2,146,662
3.50%, 03/01/28 (Call 12/01/27)(a)	1,915	1,777,250
4.15%, 12/01/28 (Call 09/01/28)(a)	3,264	3,078,924
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,123	841,504
1.70%, 03/01/28 (Call 01/01/28)(a)	1,118	928,820
2.55%, 06/15/31 (Call 03/15/31)(a)	1,122	897,480
2.65%, 03/15/32 (Call 12/15/31)(a)	2,115	1,683,121
3.00%, 01/15/30 (Call 10/15/29)	3,231	2,739,115
4.00%, 03/01/29 (Call 12/01/28)(a)	3,033	2,777,604
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	2,755	2,095,514
2.55%, 06/01/31 (Call 03/01/31)	2,050	1,616,055
3.90%, 04/01/29 (Call 02/01/29)(a)	1,390	1,252,232
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	2,025	1,768,463
3.50%, 06/01/30 (Call 03/01/30)	1,764	1,528,180
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,840	3,032,230
4.00%, 01/15/30 (Call 10/15/29)	3,396	2,946,132
4.00%, 01/15/31 (Call 10/15/30)(a)	3,519	2,990,552
5.30%, 01/15/29 (Call 10/15/28)	3,402	3,198,390
5.75%, 06/01/28 (Call 03/03/28)	2,438	2,355,979

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(a)(b)	$70	$64,342
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	1,140	1,036,968
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	3,573	2,713,975
2.05%, 03/15/31 (Call 12/15/30)	1,785	1,290,494
2.40%, 03/15/30 (Call 12/15/29)	972	767,689
3.63%, 01/15/28 (Call 10/15/27)	1,560	1,389,479
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)(a)	3,083	2,587,380
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)(a)	1,895	1,597,044
2.88%, 01/15/31 (Call 10/15/30)(a)	2,348	1,987,148
3.00%, 01/15/30 (Call 10/15/29)	3,626	3,132,028
3.50%, 07/15/29 (Call 04/15/29)	3,387	3,038,043
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	1,660	1,268,013
3.05%, 02/15/30 (Call 11/15/29)	2,413	1,937,888
4.13%, 03/15/28 (Call 12/15/27)	1,594	1,449,932
4.20%, 04/15/29 (Call 01/15/29)	1,656	1,456,106
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,833	2,396,159
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	4,290	3,580,766
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,200	933,380
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	2,745	2,150,083
4.65%, 04/01/29 (Call 01/01/29)	2,517	2,191,845
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	3,384	2,505,100
2.30%, 11/15/28 (Call 09/15/28)	3,027	2,503,805
4.15%, 04/15/32 (Call 01/15/32)(a)	2,185	1,915,523
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,085	1,509,202
3.05%, 02/15/30 (Call 11/15/29)(a)	2,071	1,684,930
4.25%, 08/15/29 (Call 05/15/29)	1,101	979,897
4.75%, 12/15/28 (Call 09/15/28)	3,380	3,111,182
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	1,999	1,680,823
2.25%, 12/01/31 (Call 09/01/31)	1,934	1,493,959
2.70%, 10/01/30 (Call 07/01/30)	3,085	2,543,917
3.20%, 04/01/32 (Call 01/01/32)(a)	2,325	1,946,518
4.60%, 02/01/33 (Call 11/01/32)	1,285	1,201,790
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	1,695	1,504,596
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,641	1,278,640
2.40%, 10/15/31 (Call 07/15/31)(a)	2,874	2,218,205
3.88%, 12/15/27 (Call 09/15/27)	1,941	1,804,506
4.00%, 06/15/29 (Call 03/15/29)(a)	2,199	1,971,822
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	1,461	1,111,826
2.70%, 09/15/30 (Call 06/15/30)	2,111	1,689,185
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	1,597	1,248,242
2.75%, 03/15/30 (Call 12/15/29)(a)	1,783	1,533,469
3.95%, 03/15/29 (Call 12/15/28)(a)	3,508	3,292,318
4.20%, 06/15/28 (Call 03/15/28)(a)	913	866,800
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,073	1,502,157

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	$1,695	$1,388,064
4.30%, 10/15/28 (Call 07/15/28)(a)	2,077	1,939,031
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	1,841	1,178,804
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	3,180	2,485,530
3.63%, 10/01/29 (Call 07/01/29)(a)	2,400	1,988,547
4.75%, 01/15/28 (Call 10/15/27)(a)	2,620	2,418,393
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	1,605	1,191,060
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)(a)	2,200	1,729,413
3.95%, 01/15/28 (Call 10/15/27)	1,832	1,682,634
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	170	121,439
3.15%, 08/15/30 (Call 05/15/30)(a)	1,889	1,467,079
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	4,732	3,623,099
1.63%, 03/15/31 (Call 12/15/30)	935	721,362
1.75%, 07/01/30	1,151	918,371
1.75%, 02/01/31	2,584	2,029,514
2.25%, 04/15/30 (Call 01/15/30)	4,302	3,596,468
2.25%, 01/15/32(a)	2,353	1,885,507
2.88%, 11/15/29	2,227	1,947,156
3.38%, 12/15/27(a)	2,176	2,048,467
3.88%, 09/15/28 (Call 06/15/28)	1,575	1,495,520
4.00%, 09/15/28	1,861	1,781,225
4.38%, 02/01/29 (Call 11/01/28)	1,827	1,764,077
4.63%, 01/15/33 (Call 10/15/32)(a)	3,310	3,238,318
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	3,140	2,701,895
1.95%, 11/09/28 (Call 09/09/28)(a)	2,638	2,269,736
2.25%, 11/09/31 (Call 08/09/31)	2,530	2,046,084
2.30%, 05/01/31 (Call 02/01/31)	2,913	2,409,715
3.39%, 05/01/29 (Call 02/01/29)	2,515	2,307,597
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,510	2,046,886
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	2,502	2,145,772
3.10%, 12/15/29 (Call 09/15/29)	2,860	2,497,678
3.25%, 06/15/29 (Call 03/15/29)	2,399	2,143,412
3.25%, 01/15/31 (Call 10/15/30)(a)	4,107	3,587,556
3.40%, 01/15/28 (Call 11/15/27)(a)	2,740	2,534,223
3.65%, 01/15/28 (Call 10/15/27)	2,502	2,344,557
5.63%, 10/13/32 (Call 07/13/32)	2,890	2,986,024
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,434	2,047,450
3.70%, 06/15/30 (Call 03/15/30)	2,738	2,393,335
4.13%, 03/15/28 (Call 12/15/27)	1,373	1,279,192
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	998	780,887
2.15%, 09/01/31 (Call 06/01/31)	4,220	3,258,172
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,218	2,412,988
3.90%, 10/15/29 (Call 07/15/29)	2,084	1,721,263
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	3,072	2,383,857
2.85%, 01/15/32 (Call 08/15/31)	320	245,797
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(b)	3,554	3,178,429

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	$6,350	$5,131,386
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	3,880	3,311,307
2.20%, 02/01/31 (Call 11/01/30)(a)	3,360	2,670,613
2.25%, 01/15/32 (Call 10/15/31)	3,265	2,540,577
2.45%, 09/13/29 (Call 06/13/29)	6,058	5,093,007
2.65%, 07/15/30 (Call 04/15/30)(a)	3,462	2,914,998
2.65%, 02/01/32 (Call 12/01/31)(a)	3,110	2,493,814
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	2,057	1,672,151
2.70%, 02/15/32 (Call 11/15/31)	2,220	1,659,767
3.20%, 02/15/31 (Call 11/15/30)	1,271	1,009,130
3.40%, 01/15/30 (Call 10/15/29)(a)	2,547	2,108,497
4.00%, 07/15/29 (Call 04/15/29)	2,057	1,795,256
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,468	1,104,440
2.75%, 11/18/30 (Call 08/18/30)	1,721	1,342,043
4.50%, 03/15/28 (Call 12/15/27)	1,359	1,237,529
4.63%, 03/15/29 (Call 12/15/28)	2,190	2,005,547
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	2,385	1,962,081
2.70%, 07/15/31 (Call 04/15/31)	3,447	2,681,962
4.20%, 04/15/32 (Call 01/15/32)	2,700	2,329,466
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	1,823	1,303,831
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(a)(b)	3,140	2,604,697
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	1,425	1,058,218
3.00%, 08/15/31 (Call 05/15/31)(a)	874	722,653
3.20%, 01/15/30 (Call 10/15/29)	3,968	3,414,339
3.50%, 01/15/28 (Call 10/15/27)(a)	1,373	1,248,833
4.40%, 01/26/29 (Call 10/26/28)(a)	1,630	1,528,870
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	2,105	1,657,649
3.00%, 01/15/30 (Call 10/15/29)	3,071	2,608,852
4.00%, 03/01/28 (Call 12/01/27)	2,959	2,758,893
4.40%, 01/15/29 (Call 10/15/28)	3,603	3,373,318
4.75%, 11/15/30 (Call 08/15/30)(a)	2,462	2,321,777
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	5,275	4,972,531
4.95%, 02/15/30 (Call 12/15/29)(a)	4,960	4,688,951
5.13%, 05/15/32 (Call 02/15/32)(a)	7,940	7,447,799
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	3,575	3,137,878
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	4,790	4,150,334
4.50%, 01/15/28 (Call 10/15/27)(b)	95	86,918
4.63%, 12/01/29 (Call 12/01/24)(b)	6,010	5,453,313
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)(a)	2,290	1,745,678
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,428	2,829,116
4.13%, 09/20/28 (Call 06/20/28)(b)	2,549	2,222,868
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)(a)	2,445	2,000,070
2.75%, 01/15/31 (Call 10/15/30)	2,607	2,114,738
2.75%, 01/15/32 (Call 10/15/31)	1,975	1,568,449
2.80%, 06/01/31 (Call 03/01/31)	3,273	2,645,329
3.10%, 01/15/30 (Call 10/15/29)	3,727	3,168,578
3.85%, 06/15/32 (Call 03/15/32)(a)	3,065	2,665,935
4.13%, 03/15/29 (Call 12/15/28)	2,610	2,419,290
4.25%, 04/15/28 (Call 01/15/28)	3,366	3,185,036

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)(a)	$2,245	$1,887,738
4.00%, 11/15/29 (Call 08/15/29)	3,888	3,565,759
4.00%, 04/15/30 (Call 01/15/30)	3,883	3,525,971
7.38%, 03/15/32	2,505	2,786,233
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)(a)	1,974	1,569,581
2.45%, 02/01/32 (Call 11/01/31)(a)	1,820	1,409,700
3.85%, 07/15/29 (Call 04/15/29)	1,923	1,726,194
		545,308,859
Retail — 2.8%
7-Eleven Inc.
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	4,204	3,518,589
1.80%, 02/10/31 (Call 11/10/30)(b)	8,207	6,338,207
Advance Auto Parts Inc.
3.50%, 03/15/32 (Call 12/15/31)(a)	1,600	1,327,222
3.90%, 04/15/30 (Call 01/15/30)(a)	2,873	2,532,980
Alimentation Couche-Tard Inc., 2.95%, 01/25/30 (Call 10/25/29)(a)(b)	3,731	3,179,642
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,618	1,293,169
2.40%, 08/01/31 (Call 05/01/31)	2,304	1,693,417
3.85%, 03/01/32 (Call 12/01/31)	3,325	2,741,914
4.75%, 06/01/30 (Call 03/01/30)	2,429	2,187,325
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	2,950	2,288,620
3.75%, 04/18/29 (Call 01/18/29)	1,955	1,811,632
4.00%, 04/15/30 (Call 01/15/30)	3,543	3,313,106
4.75%, 08/01/32 (Call 05/01/32)	2,295	2,250,765
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,447	2,718,341
4.45%, 10/01/28 (Call 07/01/28)(a)	2,457	2,371,023
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	9,064	7,490,107
1.75%, 04/20/32 (Call 01/20/32)(a)	4,280	3,444,236
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	3,932	3,129,452
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	4,977	4,518,338
4.13%, 05/01/28 (Call 02/01/28)	2,168	2,076,970
5.00%, 11/01/32 (Call 08/01/32)(a)	2,895	2,883,654
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	4,061	3,315,267
4.20%, 05/15/28 (Call 02/15/28)	5,885	5,620,664
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	2,000	1,569,040
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	2,649	2,039,573
2.75%, 02/01/32 (Call 11/01/31)	2,520	2,036,764
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	2,421	2,028,279
1.38%, 03/15/31 (Call 12/15/30)	6,021	4,723,868
1.50%, 09/15/28 (Call 07/15/28)(a)	4,320	3,703,123
1.88%, 09/15/31 (Call 06/15/31)	4,955	4,016,624
2.70%, 04/15/30 (Call 01/15/30)	7,099	6,282,231
2.95%, 06/15/29 (Call 03/15/29)	8,214	7,494,650
3.25%, 04/15/32 (Call 01/15/32)(a)	5,515	4,977,487
3.90%, 12/06/28 (Call 09/06/28)	4,586	4,450,269
4.50%, 09/15/32 (Call 06/15/32)(a)	5,975	5,933,199
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)	1,250	885,737

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	$4,890	$4,119,276
1.70%, 09/15/28 (Call 07/15/28)	4,997	4,250,968
1.70%, 10/15/30 (Call 07/15/30)	6,043	4,798,801
2.63%, 04/01/31 (Call 01/01/31)	7,159	6,010,857
3.65%, 04/05/29 (Call 01/05/29)	7,320	6,838,820
3.75%, 04/01/32 (Call 01/01/32)(a)	6,932	6,314,438
4.50%, 04/15/30 (Call 01/15/30)(a)	6,014	5,851,340
6.50%, 03/15/29(a)	881	954,607
6.88%, 02/15/28	580	638,752
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	3,619	3,071,266
2.63%, 09/01/29 (Call 06/01/29)(a)	4,760	4,205,473
3.60%, 07/01/30 (Call 04/01/30)	4,871	4,553,420
3.80%, 04/01/28 (Call 01/01/28)	4,956	4,782,985
4.60%, 09/09/32 (Call 06/09/32)	2,560	2,543,836
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,763	1,368,390
3.90%, 06/01/29 (Call 03/01/29)	2,519	2,356,603
4.20%, 04/01/30 (Call 01/01/30)	2,686	2,545,209
4.35%, 06/01/28 (Call 03/01/28)	2,631	2,554,176
4.70%, 06/15/32 (Call 03/15/32)	4,365	4,262,747
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)(a)	2,739	2,162,817
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	3,750	3,172,310
2.55%, 11/15/30 (Call 08/15/30)(a)	6,129	5,238,832
3.00%, 02/14/32 (Call 11/14/31)(a)	4,716	4,091,855
3.50%, 03/01/28 (Call 12/01/27)(a)	2,716	2,585,147
3.55%, 08/15/29 (Call 05/15/29)	4,599	4,322,783
4.00%, 11/15/28 (Call 08/15/28)	3,393	3,267,447
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	3,811	3,261,781
2.65%, 09/15/30 (Call 06/15/30)	2,314	2,003,317
3.38%, 04/15/29 (Call 01/15/29)(a)	4,567	4,237,935
4.50%, 09/15/32 (Call 06/15/32)(a)	5,400	5,280,492
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	1,981	1,663,352
1.60%, 05/15/31 (Call 02/15/31)	2,692	2,110,684
3.88%, 04/15/30 (Call 01/15/30)(a)	2,633	2,486,306
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	3,463	2,692,260
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	2,392	2,078,019
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	2,057	1,827,779
3.25%, 07/08/29 (Call 04/08/29)	3,130	2,950,068
3.70%, 06/26/28 (Call 03/26/28)(a)	5,587	5,463,863
4.15%, 09/09/32 (Call 06/09/32)(a)	6,440	6,365,048
7.55%, 02/15/30(a)	435	526,345
		261,995,888
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(b)(c)	2,831	2,460,978
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	5,176	4,684,827
		7,145,805
Semiconductors — 2.6%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(a)	4,550	4,292,053

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	$3,400	$2,910,515
2.10%, 10/01/31 (Call 07/01/31)(a)	4,375	3,583,160
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	3,456	2,854,675
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	4,069	3,722,442
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	3,844	3,248,968
2.45%, 02/15/31 (Call 11/15/30)(b)	12,498	9,860,477
4.00%, 04/15/29 (Call 02/15/29)(a)(b)	4,040	3,685,481
4.11%, 09/15/28 (Call 06/15/28)	5,814	5,432,461
4.15%, 11/15/30 (Call 08/15/30)	9,360	8,406,588
4.15%, 04/15/32 (Call 01/15/32)(a)(b)	3,885	3,425,175
4.30%, 11/15/32 (Call 08/15/32)(a)	8,130	7,229,183
4.75%, 04/15/29 (Call 01/15/29)(a)	8,122	7,778,669
5.00%, 04/15/30 (Call 01/15/30)(a)	3,631	3,477,576
Entegris Escrow Corp., 4.75%, 04/15/29 (Call 01/15/29)(b)	490	443,491
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,905	4,180,870
2.00%, 08/12/31 (Call 05/12/31)	6,024	4,837,428
2.45%, 11/15/29 (Call 08/15/29)	8,808	7,595,598
3.90%, 03/25/30 (Call 12/25/29)	7,442	7,022,720
4.00%, 08/05/29 (Call 06/05/29)(a)	2,015	1,925,700
4.15%, 08/05/32 (Call 05/05/32)(a)	5,905	5,571,290
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)(a)	3,617	3,521,874
4.65%, 07/15/32 (Call 04/15/32)(a)	4,720	4,669,888
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,454	2,843,346
4.00%, 03/15/29 (Call 12/15/28)	4,428	4,267,259
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	3,311	2,809,399
2.95%, 04/15/31 (Call 01/15/31)	3,515	2,872,157
4.88%, 06/22/28 (Call 03/22/28)(a)	2,445	2,348,794
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,172	3,225,148
4.66%, 02/15/30 (Call 11/15/29)	4,230	3,908,144
5.33%, 02/06/29 (Call 11/06/28)	3,623	3,521,679
6.75%, 11/01/29 (Call 09/01/29)	2,030	2,113,899
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	6,164	5,294,080
2.00%, 06/15/31 (Call 03/15/31)	5,792	4,708,953
2.85%, 04/01/30 (Call 01/01/30)	7,122	6,282,555
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	2,305	2,312,619
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,609	3,647,670
2.65%, 02/15/32 (Call 11/15/31)	4,526	3,553,467
3.40%, 05/01/30 (Call 02/01/30)	4,458	3,876,422
4.30%, 06/18/29 (Call 03/18/29)	4,662	4,343,984
5.00%, 01/15/33 (Call 10/15/32)	3,645	3,465,424
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	3,305	2,649,817
4.38%, 10/15/29 (Call 10/15/24)	3,712	3,294,103
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,605	3,912,736
1.65%, 05/20/32 (Call 02/20/32)	6,410	4,986,547
2.15%, 05/20/30 (Call 02/20/30)	5,994	5,107,179
4.25%, 05/20/32 (Call 02/20/32)	1,440	1,397,053
5.40%, 05/20/33 (Call 02/20/33)	3,000	3,131,624

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
SK Hynix Inc., 2.38%, 01/19/31(a)(b)	$4,483	$3,290,549
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	2,224	1,741,092
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	3,272	2,712,762
1.90%, 09/15/31 (Call 06/15/31)	2,210	1,804,888
2.25%, 09/04/29 (Call 06/04/29)	3,541	3,069,534
3.65%, 08/16/32 (Call 05/16/32)(a)	2,949	2,752,811
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)(a)	6,139	5,088,022
4.13%, 04/22/29 (Call 02/22/29)	2,675	2,562,203
4.25%, 04/22/32 (Call 01/22/32)	4,300	4,153,375
TSMC Global Ltd.
1.38%, 09/28/30 (Call 06/28/30)(b)	5,458	4,186,730
1.75%, 04/23/28 (Call 02/23/28)(b)	5,380	4,599,552
2.25%, 04/23/31 (Call 01/23/31)(a)(b)	7,165	5,835,649
4.63%, 07/22/32 (Call 04/22/32)(a)(b)	2,000	1,986,074
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	2,624	2,232,059
		245,565,640
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	3,884	3,226,829
3.48%, 12/01/27 (Call 09/01/27)(a)	2,717	2,489,892
4.20%, 05/01/30 (Call 02/01/30)	1,662	1,526,165
		7,242,886
Software — 1.7%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)(a)	935	738,942
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)(a)	5,971	5,134,254
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	4,640	3,754,616
2.85%, 01/15/30 (Call 10/15/29)	2,428	2,110,656
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	4,557	3,726,228
2.90%, 12/01/29 (Call 09/01/29)	3,407	2,907,437
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	2,189	1,755,731
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	3,559	2,989,449
2.25%, 03/01/31 (Call 12/01/30)(a)	5,977	4,766,335
3.75%, 05/21/29 (Call 02/21/29)(a)	2,622	2,409,231
5.10%, 07/15/32 (Call 04/15/32)(a)	2,855	2,791,288
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)(a)	4,601	3,894,607
3.50%, 07/01/29 (Call 04/01/29)	13,792	12,438,576
4.20%, 10/01/28 (Call 07/01/28)	4,751	4,534,043
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	2,353	1,884,644
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	7,947	6,885,700
2.88%, 03/25/31 (Call 12/25/30)	15,286	12,785,793
2.95%, 04/01/30 (Call 01/01/30)	15,469	13,275,334
3.25%, 05/15/30 (Call 02/15/30)(a)	2,334	2,036,970
6.15%, 11/09/29(a)	6,390	6,671,161
6.25%, 11/09/32	9,000	9,496,447
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	4,702	3,648,580
2.00%, 06/30/30 (Call 03/30/30)	2,723	2,181,635
2.95%, 09/15/29 (Call 06/15/29)	3,385	2,963,487
4.20%, 09/15/28 (Call 06/15/28)	3,686	3,558,768
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	4,697	4,049,971

Security	Par (000)	Value

Software (continued)
1.95%, 07/15/31 (Call 04/15/31)	$6,946	$5,653,205
3.70%, 04/11/28 (Call 01/11/28)	6,715	6,487,236
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	6,823	5,315,035
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)(a)	5,680	5,058,462
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)(a)	2,855	2,356,847
2.20%, 08/15/31 (Call 05/15/31)(a)	6,940	5,296,853
4.70%, 05/15/30 (Call 02/15/30)(a)	4,346	4,080,874
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	3,150	2,901,015
3.80%, 04/01/32 (Call 01/01/32)(a)	5,790	5,173,053
		165,712,463
Telecommunications — 4.8%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,171	3,598,322
3.63%, 04/22/29 (Call 01/22/29)	4,482	4,121,333
4.70%, 07/21/32 (Call 04/21/32)(a)	3,380	3,265,891
5.38%, 04/04/32 (Call 01/04/32)(a)(b)	4,075	3,755,866
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	11,548	9,913,556
2.25%, 02/01/32 (Call 11/01/31)	10,325	8,181,370
2.75%, 06/01/31 (Call 03/01/31)(a)	13,680	11,499,105
4.10%, 02/15/28 (Call 11/15/27)(a)	9,142	8,839,104
4.30%, 02/15/30 (Call 11/15/29)(a)	15,299	14,535,525
4.35%, 03/01/29 (Call 12/01/28)	14,662	14,069,244
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	1,509	1,193,450
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,490	1,293,498
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	4,161	3,501,513
5.13%, 12/04/28 (Call 09/04/28)(a)	2,778	2,726,552
9.63%, 12/15/30	15,210	18,325,095
Deutsche Telekom International Finance BV
4.38%, 06/21/28 (Call 03/21/28)(b)	5,103	4,946,697
8.75%, 06/15/30	21,224	25,290,649
9.25%, 06/01/32	265	335,649
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)(a)	2,049	1,550,207
3.75%, 08/15/29 (Call 05/15/29)	2,367	2,110,433
Koninklijke KPN NV, 8.38%, 10/01/30.	4,469	5,027,830
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	4,102	3,234,621
2.75%, 05/24/31 (Call 02/24/31)	3,862	3,116,387
4.60%, 02/23/28 (Call 11/23/27)	3,023	2,946,864
4.60%, 05/23/29 (Call 02/23/29)	3,817	3,631,800
5.60%, 06/01/32 (Call 03/01/32)(a)	2,775	2,763,839
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(b)	3,665	2,886,627
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	6,993	5,637,536
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	5,892	4,984,001
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	2,959	2,394,765
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	4,870	4,173,872
3.88%, 01/31/28(b)	1,120	1,075,200
Orange SA, 9.00%, 03/01/31	12,738	15,763,929
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	7,965	7,051,343
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,455	5,149,684

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Europe BV, 8.25%, 09/15/30	$8,571	$9,691,231
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	910	730,275
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	4,195	3,621,492
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	8,160	7,045,252
2.25%, 11/15/31 (Call 08/15/31)	4,993	3,974,492
2.40%, 03/15/29 (Call 01/15/29)	1,975	1,677,283
2.55%, 02/15/31 (Call 11/15/30)	12,296	10,195,028
2.63%, 02/15/29 (Call 02/15/24)	5,150	4,384,009
2.70%, 03/15/32 (Call 01/15/29)	3,370	2,765,629
2.88%, 02/15/31 (Call 02/15/26)	7,735	6,462,589
3.38%, 04/15/29 (Call 04/15/24)(a)	5,900	5,213,068
3.50%, 04/15/31 (Call 04/15/26)	11,510	10,022,686
3.88%, 04/15/30 (Call 01/15/30)(a)	32,917	30,232,131
4.75%, 02/01/28 (Call 02/01/23)(a)	9,355	9,093,777
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	6,272	4,905,354
1.68%, 10/30/30 (Call 07/30/30)	6,359	4,992,696
1.75%, 01/20/31 (Call 10/20/30)	11,837	9,271,554
2.10%, 03/22/28 (Call 01/22/28)	14,363	12,566,581
2.36%, 03/15/32 (Call 12/15/31)	17,415	13,979,540
2.55%, 03/21/31 (Call 12/21/30)(a)	20,526	17,112,332
3.15%, 03/22/30 (Call 12/22/29)	7,663	6,801,437
3.88%, 02/08/29 (Call 11/08/28)(a)	5,522	5,219,572
4.02%, 12/03/29 (Call 09/03/29)	19,166	18,082,669
4.33%, 09/21/28	20,194	19,632,194
7.75%, 12/01/30	829	969,514
Vodafone Group PLC
4.38%, 05/30/28(a)	14,843	14,688,418
7.88%, 02/15/30	3,611	4,093,876
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,545	2,443,241
3.38%, 04/29/30 (Call 01/29/30)(b)	2,390	1,783,710
		454,542,987

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	4,225	3,810,391

Transportation — 1.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	2,556	2,416,909
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	525	615,688
Canadian National Railway Co.
3.85%, 08/05/32 (Call 05/05/32)	2,490	2,338,460
6.90%, 07/15/28	1,801	1,990,706
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	4,160	3,432,768
2.45%, 12/02/31 (Call 09/02/31)(a)	6,393	5,327,798
4.00%, 06/01/28 (Call 03/01/28)(a)	2,496	2,406,451
7.13%, 10/15/31	285	319,309
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	3,019	2,837,659
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,052	1,754,321
3.80%, 03/01/28 (Call 12/01/27)	3,783	3,634,695
4.10%, 11/15/32 (Call 08/15/32)(a)	2,000	1,900,083
4.25%, 03/15/29 (Call 12/15/28)	4,522	4,366,653
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,600	2,323,828
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	4,618	3,770,240

Security	Par (000)	Value

Transportation (continued)
3.10%, 08/05/29 (Call 05/05/29)	$3,341	$2,949,132
3.40%, 02/15/28 (Call 11/15/27)(a)	3,269	3,032,977
4.20%, 10/17/28 (Call 07/17/28)	2,405	2,287,699
4.25%, 05/15/30 (Call 02/15/30)(a)	3,466	3,255,652
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	2,366	2,062,202
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	2,503	2,273,741
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,100	2,578,569
2.55%, 11/01/29 (Call 08/01/29)	2,281	1,972,162
3.00%, 03/15/32 (Call 12/15/31)(a)	3,625	3,148,325
3.80%, 08/01/28 (Call 05/01/28)(a)	2,777	2,656,490
7.25%, 02/15/31	30	33,990
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	4,628	3,917,999
2.40%, 02/05/30 (Call 11/05/29)	4,033	3,475,078
2.80%, 02/14/32 (Call 12/15/31)(a)	5,745	4,999,078
3.70%, 03/01/29 (Call 12/01/28)(a)	4,650	4,437,930
3.95%, 09/10/28 (Call 06/10/28)	5,818	5,628,003
4.50%, 01/20/33 (Call 10/20/32)(a)	2,700	2,656,452
6.63%, 02/01/29(a)	85	93,318
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	3,000	2,649,309
3.40%, 03/15/29 (Call 12/15/28)(a)	4,206	3,947,233
4.45%, 04/01/30 (Call 01/01/30)(a)	4,340	4,306,962
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	130	150,647
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	6,548	5,658,072
1.80%, 09/22/31 (Call 06/22/31)(a)	10,155	8,385,600
		115,992,188
Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(b)	3,470	3,024,188
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,465	1,097,378
3.50%, 03/15/28 (Call 12/15/27)	1,556	1,405,011
3.50%, 06/01/32 (Call 03/01/32)(a)	1,814	1,523,847
4.00%, 06/30/30 (Call 03/30/30)	2,093	1,878,770
4.55%, 11/07/28 (Call 08/07/28)	2,040	1,938,942
4.70%, 04/01/29 (Call 01/01/29)(a)	2,041	1,944,171
4.90%, 03/15/33 (Call 12/15/32)	1,055	994,108
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/01/29 (Call 08/01/29)(b)	1,922	1,622,203
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28 (Call 04/15/28)(a)(b)	1,530	1,247,773
		16,676,391

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	2,080	1,712,269
2.80%, 05/01/30 (Call 02/01/30)	4,425	3,843,967
3.45%, 06/01/29 (Call 03/01/29)	2,814	2,580,438
3.75%, 09/01/28 (Call 06/01/28)(a)	2,855	2,722,229
4.45%, 06/01/32 (Call 03/01/32)(a)	2,035	1,961,970
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	3,838	3,091,332
2.70%, 04/15/30 (Call 01/15/30)	1,794	1,514,174
3.57%, 05/01/29 (Call 02/01/29)	2,187	1,979,157

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28(a)	$475	$501,149
		19,906,685
Total Corporate Bonds & Notes — 98.6%
(Cost: $10,959,797,786)		9,391,284,760

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp., 2.00%, 07/13/31(b)	2,615	2,063,043
Korea National Oil Corp.
2.38%, 04/07/31(a)(b)	2,000	1,645,946
2.63%, 04/18/32(b)	3,545	2,922,146
		6,631,135
Total Foreign Government Obligations — 0.1%
(Cost: $7,590,380)		6,631,135
Total Long-Term Investments — 98.7%
(Cost: $10,967,388,166)		9,397,915,895

Short-Term Securities

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(g)(h)(i)	1,025,746	1,025,848,727
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	45,642	45,642,000

Total Short-Term Securities — 11.2%
(Cost: $1,071,268,704)		1,071,490,727

Total Investments — 109.9%
(Cost: $12,038,656,870)		10,469,406,622
Liabilities in Excess of Other Assets — (9.9)%		(946,908,068)
Net Assets — 100.0%.		$9,522,498,554

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,233,755,176	$—	$(207,739,066	)(a)	$(344,627)	$177,244	$1,025,848,727	1,025,746	$2,091,367	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	59,512,000	—	(13,870,000	)(a)	—	—	45,642,000	45,642	597,082		—
					$(344,627)	$177,244	$1,071,490,727		$2,688,449		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,391,284,760	$—	$9,391,284,760
Foreign Government Obligations	—	6,631,135	—	6,631,135
Money Market Funds	1,071,490,727	—	—	1,071,490,727
	$1,071,490,727	$9,397,915,895	$—	$10,469,406,622

Portfolio Abbreviation

CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate